UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Diversified Income Fund

April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

Delaware Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19*
Actual Fund return†
Class A	$1,000.00	$1,058.30	0.70%	$3.57
Class C	1,000.00	1,054.40	1.45%	7.39
Class R	1,000.00	1,055.80	0.95%	4.84
Institutional Class	1,000.00	1,058.30	0.45%	2.30
Class R6	1,000.00	1,058.80	0.36%	1.84

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.32	0.70%	$3.51
Class C	1,000.00	1,017.60	1.45%	7.25
Class R	1,000.00	1,020.08	0.95%	4.76
Institutional Class	1,000.00	1,022.56	0.45%	2.26
Class R6	1,000.00	1,023.01	0.36%	1.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Diversified Income Fund	As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	3.95%
Agency Commercial Mortgage-Backed Securities	1.63%
Agency Mortgage-Backed Securities	8.53%
Collateralized Debt Obligations	4.41%
Convertible Bonds	0.32%
Corporate Bonds	43.52%
Banking	8.46%
Basic Industry	3.52%
Brokerage	0.94%
Capital Goods	0.81%
Communications	4.76%
Consumer Cyclical	2.05%
Consumer Non-Cyclical	4.21%
Electric	5.45%
Energy	5.66%
Finance Companies	1.20%
Healthcare	0.38%
Insurance	1.80%
Media	0.31%
Real Estate	1.08%
Services	0.27%
Technology	1.68%
Transportation	0.75%
Utilities	0.19%
Loan Agreements	5.95%
Municipal Bonds	0.19%
Non-Agency Asset-Backed Securities	2.60%
Non-Agency Collateralized Mortgage Obligations	2.39%
Non-Agency Commercial Mortgage-Backed Securities	7.09%
Regional Bonds	0.21%
Sovereign Bonds	2.32%
Supranational Banks	0.40%
US Treasury Obligations	12.69%
Common Stock	0.00%
Convertible Preferred Stock	0.21%
Preferred Stock	0.31%
Short-Term Investments	3.42%

Security type / sector allocation

Delaware Diversified Income Fund

Security type / sector	Percentage of net assets
Securities Lending Collateral	0.80%
Total Value of Securities	100.96%
Obligation to Return Securities Lending Collateral	(0.80%)
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

Schedule of investments
Delaware Diversified Income Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.686% 9/26/33 ●	543,610	$591,637
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	108	111
Series 2002-W11 AV1 2.817% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 ●	2,672	2,618

Total Agency Asset-Backed Securities (cost $526,255)		594,366

Agency Collateralized Mortgage Obligations – 3.95%
Fannie Mae Connecticut Avenue Securities
Series 2016-C03 1M1 4.477% (LIBOR01M + 2.00%) 10/25/28 ●	1,729,890	1,742,310
Series 2016-C04 1M1 3.927% (LIBOR01M + 1.45%) 1/25/29 ●	980,493	983,916
Series 2017-C01 1M1 3.777% (LIBOR01M + 1.30%) 7/25/29 ●	1,100,222	1,103,753
Series 2017-C04 2M2 5.327% (LIBOR01M + 2.85%) 11/25/29 ●	1,615,000	1,679,994
Series 2018-C02 2M2 4.677% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	2,620,000	2,632,568
Series 2018-C03 1M2 4.627% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	3,025,000	3,040,277
Series 2018-C05 1M2 4.827% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	2,280,000	2,308,708
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	7,299	7,872
Series 2002-T4 A3 7.50% 12/25/41	76,115	86,986
Series 2002-T19 A1 6.50% 7/25/42	69,632	79,569
Series 2004-T1 1A2 6.50% 1/25/44	21,838	24,494
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 S●	144,522	29,201
Series 418 C12 3.00% 8/25/33 S	8,644,852	1,043,557
Series 419 C2 3.00% 5/25/29 S	7,736,847	612,049
Series 419 C3 3.00% 11/25/43 S	2,071,489	356,400
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 ●	17,291	18,950
Series 2003-W1 2A 5.878% 12/25/42 ●	9,998	10,809
Series 2004-W11 1A2 6.50% 5/25/44	187,519	210,557
Fannie Mae REMICs
Series 2008-15 SB 4.123% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	554,015	89,770
Series 2012-19 HB 4.00% 1/25/42	444,674	456,576
Series 2012-19 NI 3.50% 10/25/31 S	2,157,998	257,283
Series 2012-60 KI 3.00% 9/25/26 S	78,542	3,497

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-98 MI 3.00% 8/25/31 S	5,294,154	$459,446
Series 2012-99 AI 3.50% 5/25/39 S	2,269,798	184,495
Series 2012-115 MI 3.50% 3/25/42 S	929,750	97,778
Series 2012-118 AI 3.50% 11/25/37 S	168,335	13,748
Series 2012-120 CI 3.50% 12/25/31 S	385,203	34,529
Series 2012-121 ID 3.00% 11/25/27 S	166,081	12,983
Series 2012-125 MI 3.50% 11/25/42 S	46,302	8,595
Series 2012-128 IC 3.00% 11/25/32 S	7,500,694	943,537
Series 2012-137 WI 3.50% 12/25/32 S	1,270,914	185,399
Series 2012-139 NS 4.223% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	5,768,120	1,258,552
Series 2012-146 IO 3.50% 1/25/43 S	6,622,257	1,287,816
Series 2012-149 IC 3.50% 1/25/28 S	4,417,975	427,670
Series 2013-1 YI 3.00% 2/25/33 S	6,105,593	787,578
Series 2013-7 EI 3.00% 10/25/40 S	3,139,279	341,264
Series 2013-20 IH 3.00% 3/25/33 S	1,840,645	232,657
Series 2013-23 IL 3.00% 3/25/33 S	1,664,091	200,367
Series 2013-26 ID 3.00% 4/25/33 S	7,698,022	973,029
Series 2013-31 MI 3.00% 4/25/33 S	2,652,235	336,451
Series 2013-35 IB 3.00% 4/25/33 S	4,278,471	546,039
Series 2013-35 IG 3.00% 4/25/28 S	2,973,572	249,049
Series 2013-38 AI 3.00% 4/25/33 S	7,631,657	948,249
Series 2013-41 HI 3.00% 2/25/33 S	5,166,912	500,591
Series 2013-44 Z 3.00% 5/25/43	149,889	146,594
Series 2013-45 PI 3.00% 5/25/33 S	2,156,122	273,076
Series 2013-55 AI 3.00% 6/25/33 S	7,196,940	915,968
Series 2013-64 KI 3.00% 2/25/33 S	119,159	15,329
Series 2013-69 IJ 3.00% 7/25/33 S	2,387,500	299,977
Series 2013-71 ZA 3.50% 7/25/43	11,035	10,969
Series 2013-103 SK 3.443% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	7,121,461	1,359,102
Series 2014-64 IT 3.50% 6/25/41 S	414,369	34,814
Series 2014-77 AI 3.00% 10/25/40 S	284,382	29,208
Series 2014-85 IB 3.00% 12/25/44 S	1,112,135	206,462
Series 2015-31 ZD 3.00% 5/25/45	725,999	661,122
Series 2015-34 OK 0.918% 3/25/44 Ω	2,280,667	1,988,574
Series 2015-43 PZ 3.50% 6/25/45	2,248,045	2,210,976
Series 2015-45 AI 3.00% 1/25/33 S	47,271	3,759
Series 2015-56 MI 3.50% 10/25/41 S	1,913,245	229,364
Series 2015-66 KI 3.00% 9/25/45 S	1,683,914	280,022
Series 2015-71 PI 4.00% 3/25/43 S	492,498	76,391
Series 2015-89 AZ 3.50% 12/25/45	1,611,368	1,683,652

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-2 HI 3.00% 12/25/41 S	59,821	$7,970
Series 2016-6 AI 3.50% 4/25/34 S	3,911,807	454,476
Series 2016-17 BI 4.00% 2/25/43 S	200,231	23,424
Series 2016-23 AI 3.50% 2/25/41 S	1,748,387	180,478
Series 2016-33 DI 3.50% 6/25/36 S	8,368,982	1,198,869
Series 2016-36 SB 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S●	2,708,746	323,520
Series 2016-40 IO 3.50% 7/25/36 S	1,056,819	161,417
Series 2016-61 ML 3.00% 9/25/46	247,000	233,834
Series 2016-62 SA 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	8,882,250	1,794,193
Series 2016-64 CI 3.50% 7/25/43 S	3,905,742	463,279
Series 2016-71 PI 3.00% 10/25/46 S	2,621,110	314,935
Series 2016-72 AZ 3.00% 10/25/46	43,219	41,238
Series 2016-74 GS 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	6,143,650	1,189,392
Series 2016-77 SA 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	481,596	85,532
Series 2016-79 AZ 3.00% 11/25/46	2,629,791	2,418,486
Series 2016-80 JZ 3.00% 11/25/46	5,389	4,982
Series 2016-83 PI 3.50% 7/25/45 S	456,037	57,070
Series 2016-90 CI 3.00% 2/25/45 S	816,193	100,677
Series 2016-95 IO 3.00% 12/25/46 S	397,153	55,254
Series 2016-95 LZ 2.50% 12/25/46	897,932	804,070
Series 2016-99 DI 3.50% 1/25/46 S	2,566,105	438,699
Series 2016-101 ZP 3.50% 1/25/47	3,255	3,259
Series 2016-105 SA 3.523% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	5,442,826	989,874
Series 2017-4 BI 3.50% 5/25/41 S	2,400,104	298,959
Series 2017-6 NI 3.50% 3/25/46 S	503,005	88,142
Series 2017-11 EI 3.00% 3/25/42 S	7,574,340	859,648
Series 2017-15 NZ 3.50% 3/25/47	560,905	544,633
Series 2017-16 WI 3.00% 1/25/45 S	1,952,722	230,575
Series 2017-25 BL 3.00% 4/25/47	726,000	707,424
Series 2017-40 GZ 3.50% 5/25/47	1,656,856	1,643,252
Series 2017-46 BI 3.00% 4/25/47 S	355,844	50,518
Series 2017-61 TB 3.00% 8/25/44	1,232,000	1,170,490
Series 2017-67 BZ 3.00% 9/25/47	1,051	974
Series 2017-77 HZ 3.50% 10/25/47	2,231,107	2,194,760
Series 2017-88 EI 3.00% 11/25/47 S	4,784,480	658,245
Series 2017-88 IE 3.00% 11/25/47 S	3,507,784	476,194
Series 2017-94 CZ 3.50% 11/25/47	1,388,937	1,373,719
Series 2017-99 IE 3.00% 12/25/47 S	3,588,867	493,910

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4050 EI 4.00% 2/15/39 S	3,677,512	$254,559
Series 4100 EI 3.00% 8/15/27 S	3,252,811	267,613
Series 4109 AI 3.00% 7/15/31 S	9,928,751	877,336
Series 4122 LI 3.00% 10/15/27 S	3,895,469	350,153
Series 4135 AI 3.50% 11/15/42 S	6,480,992	1,179,357
Series 4146 IA 3.50% 12/15/32 S	4,580,433	687,528
Series 4150 IO 3.50% 1/15/43 S	5,670,743	1,027,252
Series 4150 UI 3.50% 8/15/32 S	8,380,343	771,444
Series 4153 IB 2.50% 1/15/28 S	2,139,188	155,950
Series 4156 AI 3.00% 10/15/31 S	2,212,582	200,522
Series 4161 IM 3.50% 2/15/43 S	1,312,970	260,431
Series 4171 Z 3.00% 2/15/43	1,167,935	1,078,163
Series 4181 DI 2.50% 3/15/33 S	2,857,315	332,884
Series 4185 LI 3.00% 3/15/33 S	5,817,918	733,405
Series 4186 IB 3.00% 3/15/33 S	3,522,856	443,152
Series 4188 JI 3.00% 4/15/33 S	4,901,959	524,018
Series 4191 CI 3.00% 4/15/33 S	2,297,659	291,259
Series 4197 LZ 4.00% 4/15/43	3,812	4,029
Series 4223 HI 3.00% 4/15/30 S	2,186,427	125,986
Series 4342 CI 3.00% 11/15/33 S	1,721,687	176,681
Series 4366 DI 3.50% 5/15/33 S	52,280	5,641
Series 4433 DI 3.00% 8/15/32 S	147,257	11,378
Series 4453 DI 3.50% 11/15/33 S	1,959,809	196,851
Series 4476 GI 3.00% 6/15/41 S	57,328	6,668
Series 4479 TI 4.00% 7/15/34 S	920,926	110,638
Series 4487 ZC 3.50% 6/15/45	84,609	84,791
Series 4494 SA 3.707% (6.18% minus LIBOR01M, Cap 6.18%) 7/15/45 S●	1,196,310	228,444
Series 4504 IO 3.50% 5/15/42 S	1,834,264	171,651
Series 4518 CI 3.50% 6/15/42 S	715,792	83,273
Series 4520 AI 3.50% 10/15/35 S	1,222,773	178,779
Series 4527 CI 3.50% 2/15/44 S	5,538,382	843,653
Series 4567 LI 4.00% 8/15/45 S	362,387	64,120
Series 4574 AI 3.00% 4/15/31 S	5,041,287	519,663
Series 4618 SA 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	5,280,575	1,080,482
Series 4623 MS 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	1,963,932	357,988
Series 4623 WI 4.00% 8/15/44 S	77,401	11,527
Series 4627 PI 3.50% 5/15/44 S	6,613,342	777,605
Series 4629 KB 3.00% 11/15/46	40,000	38,418
Series 4643 QI 3.50% 9/15/45 S	84,246	13,718

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4644 GI 3.50% 5/15/40 S	2,984,848	$333,813
Series 4648 SA 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	6,543,276	1,239,331
Series 4655 WI 3.50% 8/15/43 S	3,144,433	396,827
Series 4657 PS 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 2/15/47 S●	6,910,342	1,289,137
Series 4660 GI 3.00% 8/15/43 S	2,242,836	308,010
Series 4663 AI 3.00% 3/15/42 S	4,862,598	610,293
Series 4663 HZ 3.50% 3/15/47	756,095	729,355
Series 4665 NI 3.50% 7/15/41 S	12,312,135	1,280,574
Series 4667 CI 3.50% 7/15/40 S	253,474	21,111
Series 4667 LI 3.50% 10/15/43 S	1,455,667	191,492
Series 4669 QI 3.50% 6/15/41 S	836,234	93,454
Series 4673 WI 3.50% 9/15/43 S	3,274,381	372,804
Series 4674 GI 3.50% 10/15/40 S	213,069	18,086
Series 4676 KZ 2.50% 7/15/45	1,645,414	1,456,105
Series 4690 WI 3.50% 12/15/43 S	4,296,392	613,125
Series 4703 CI 3.50% 7/15/42 S	6,475,586	581,584
Freddie Mac Strips
Series 303 151 4.50% 12/15/42 S●	683,887	140,703
Series 304 C38 3.50% 12/15/27 S	2,502,951	205,430
Series 319 S2 3.527% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	2,623,135	507,021
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.327% (LIBOR01M + 2.85%) 4/25/28 ●	1,535,779	1,571,185
Series 2015-HQA1 M2 5.127% (LIBOR01M + 2.65%) 3/25/28 ●	659,366	667,662
Series 2016-DNA3 M2 4.477% (LIBOR01M + 2.00%) 12/25/28 ●	861,783	868,380
Series 2016-DNA4 M2 3.777% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 ●	1,073,321	1,077,021
Series 2016-HQA2 M2 4.727% (LIBOR01M + 2.25%) 11/25/28 ●	1,068,023	1,084,311
Series 2017-DNA1 M2 5.727% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	4,500,000	4,815,367
Series 2017-DNA3 M2 4.977% (LIBOR01M + 2.50%) 3/25/30 ●	1,420,000	1,463,725
Series 2017-HQA3 M2 4.827% (LIBOR01M + 2.35%) 4/25/30 ●	3,480,000	3,546,830
Series 2018-HQA1 M2 4.777% (LIBOR01M + 2.30%) 9/25/30 ●	3,460,000	3,490,598

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	16,853	$19,486
Series T-58 2A 6.50% 9/25/43 ◆	339,018	388,988
GNMA
Series 2011-157 SG 4.119% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	3,652,001	746,095
Series 2012-61 PI 3.00% 4/20/39 S	193,316	9,426
Series 2013-113 LY 3.00% 5/20/43	862,000	838,031
Series 2013-182 CZ 2.50% 12/20/43	1,637,163	1,504,003
Series 2014-12 ZB 3.00% 1/16/44	195,449	188,409
Series 2015-44 AI 3.00% 8/20/41 S	238,848	22,751
Series 2015-111 IH 3.50% 8/20/45 S	5,731,529	689,175
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,339,870
Series 2015-142 AI 4.00% 2/20/44 S	1,187,263	119,031
Series 2015-185 PZ 3.00% 12/20/45	1,156,970	1,048,952
Series 2016-32 MS 3.569% (6.05% minus LIBOR01M, Cap 6.05%) 3/20/46 S●	254,826	46,765
Series 2016-46 DZ 3.00% 4/20/46	457,313	410,654
Series 2016-49 PZ 3.00% 11/16/45	344,626	321,302
Series 2016-74 PL 3.00% 5/20/46	1,248,000	1,168,124
Series 2016-75 JI 3.00% 9/20/43 S	15,822,755	1,694,766
Series 2016-89 QS 3.569% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	4,211,900	780,275
Series 2016-101 QL 3.00% 7/20/46	117,000	110,165
Series 2016-108 YL 3.00% 8/20/46	1,395,000	1,303,031
Series 2016-118 ES 3.619% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	4,979,096	952,184
Series 2016-120 IA 3.00% 2/20/46 S	340,347	44,863
Series 2016-126 NS 3.619% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	4,866,220	927,382
Series 2016-134 MZ 3.00% 10/20/46	3,395,017	3,293,935
Series 2016-135 JI 3.00% 7/20/46 S	3,082,310	451,053
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,415,706
Series 2016-163 XI 3.00% 10/20/46 S	6,359,820	740,583
Series 2016-170 MZ 3.00% 12/20/46	35,390	32,232
Series 2016-171 IO 3.00% 7/20/44 S	8,986,881	945,522
Series 2017-18 QS 3.623% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	5,566,073	995,625
Series 2017-33 PZ 3.00% 2/20/47	1,429,877	1,325,335
Series 2017-34 AZ 3.00% 1/20/47	88,346	80,265
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,123,975
Series 2017-36 ZC 3.00% 3/20/47	183,087	169,116
Series 2017-45 JZ 3.50% 3/20/47	34,417	35,311
Series 2017-52 LE 3.00% 1/16/47	19,000	18,159

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-56 JZ 3.00% 4/20/47	66,891	$61,556
Series 2017-101 AI 4.00% 7/20/47 S	3,416,233	505,245
Series 2017-101 HD 3.00% 1/20/47	3,000	2,922
Series 2017-101 TI 4.00% 3/20/44 S	5,029,869	563,356
Series 2017-107 QZ 3.00% 8/20/45	1,038,285	959,462
Series 2017-113 LB 3.00% 7/20/47	2,620,000	2,501,787
Series 2017-116 ZL 3.00% 6/20/47	2,051,814	1,852,918
Series 2017-121 IL 3.00% 2/20/42 S	275,748	30,895
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,131,756
Series 2017-134 KI 4.00% 5/20/44 S	4,061,636	556,712
Series 2017-144 EI 3.00% 12/20/44 S	7,049,246	759,916
Series 2018-1 ST 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	10,797,864	2,086,862
Series 2018-11 AI 3.00% 1/20/46 S	4,217,612	541,983
Series 2018-13 PZ 3.00% 1/20/48	954,673	890,295
Series 2018-14 ZE 3.50% 1/20/48	527,551	508,214
Series 2018-24 HZ 3.00% 2/20/48	488,791	446,880
Series 2018-34 TY 3.50% 3/20/48	827,000	836,150
Series 2018-37 SA 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	3,640,183	729,319
Series 2018-46 AS 3.719% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	13,035,327	2,774,801

Total Agency Collateralized Mortgage Obligations (cost $150,309,852)		145,912,566

Agency Commercial Mortgage-Backed Securities – 1.63%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 ♦	3,000,000	2,958,589
Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,497,065
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.445% 9/25/43 #●	4,520,000	4,624,439
Series 2011-K14 B 144A 5.354% 2/25/47 #●	3,345,000	3,481,157
Series 2011-K15 B 144A 5.116% 8/25/44 #●	485,000	505,448
Series 2012-K22 B 144A 3.812% 8/25/45 #●	4,410,000	4,512,478
Series 2012-K23 B 144A 3.782% 10/25/45 #●	7,400,000	7,568,976
Series 2013-K25 C 144A 3.743% 11/25/45 #●	2,800,000	2,822,502
Series 2013-K33 B 144A 3.615% 8/25/46 #●	4,295,000	4,354,008
Series 2013-K712 B 144A 3.465% 5/25/45 #●	2,280,000	2,280,434
Series 2013-K713 B 144A 3.263% 4/25/46 #●	1,355,000	1,356,702
Series 2013-K713 C 144A 3.263% 4/25/46 #●	4,425,000	4,419,999
Series 2014-K717 B 144A 3.753% 11/25/47 #●	1,925,000	1,951,753
Series 2014-K717 C 144A 3.753% 11/25/47 #●	650,000	654,901

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.808% 1/25/48 #●	1,000,000	$1,013,514
Series 2015-K48 B 144A 3.762% 8/25/48 #●	3,000,000	2,989,487
Series 2015-K49 B 144A 3.848% 10/25/48 #●	4,460,000	4,492,536
Series 2015-K721 C 144A 3.681% 11/25/47 #●	2,225,000	2,230,671
Series 2016-K53 B 144A 4.156% 3/25/49 #●	1,465,000	1,497,544
Series 2016-K722 B 144A 3.97% 7/25/49 #●	2,175,000	2,203,262

Total Agency Commercial Mortgage-Backed Securities (cost $60,193,674)		60,415,465

Agency Mortgage-Backed Securities – 8.53%
Fannie Mae S.F. 30 yr
3.50% 2/1/48	11,437,668	11,607,972
3.50% 7/1/48	39,218,000	39,628,397
4.50% 4/1/39	482,236	511,129
4.50% 8/1/40	660,555	700,805
4.50% 10/1/43	1,851,636	1,965,003
4.50% 12/1/43	286,431	302,932
4.50% 10/1/44	915,864	968,642
4.50% 2/1/46	52,397	55,490
4.50% 5/1/46	2,998,056	3,154,940
5.00% 7/1/47	2,307,467	2,485,169
5.50% 5/1/44	42,305,127	46,606,566
5.50% 8/1/48	3,439,855	3,736,393
6.00% 6/1/41	7,800,005	8,720,475
6.00% 7/1/41	22,715,906	25,410,237
6.00% 1/1/42	6,522,593	7,296,267
Fannie Mae S.F. 30 yr TBA
3.50% 5/1/49	35,526,000	35,851,038
Freddie Mac S.F. 30 yr
3.00% 12/1/48	53,483,086	52,879,631
3.50% 11/1/48	13,628,083	13,864,609
4.50% 4/1/39	276,324	293,795
4.50% 8/1/44	999,415	1,060,251
5.00% 12/1/44	5,595,888	6,023,961
5.50% 6/1/41	6,759,215	7,482,359
5.50% 9/1/41	13,751,735	15,267,349
6.00% 7/1/40	18,906,818	21,003,700
GNMA I S.F. 30 yr
5.50% 2/15/41	950,395	1,050,372
GNMA II S.F. 30 yr
5.50% 5/20/37	642,280	684,203
6.00% 2/20/39	614,488	656,667
6.00% 10/20/39	2,316,933	2,596,606

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 2/20/40	2,454,239	$2,651,147
6.00% 4/20/46	810,362	908,403
6.50% 6/20/39	3,748	4,285

Total Agency Mortgage-Backed Securities (cost $313,660,878)		315,428,793

Collateralized Debt Obligations – 4.41%
AMMC CLO 21
Series 2017-21A A 144A 3.826% (LIBOR03M + 1.25%) 11/2/30 #●	2,750,000	2,748,625
AMMC CLO 22
Series 2018-22A A 144A 3.61% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #●	4,400,000	4,340,327
Apex Credit CLO
Series 2018-1A A2 144A 3.61% (LIBOR03M + 1.03%) 4/25/31 #●	11,200,000	11,048,610
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.687% (LIBOR03M + 1.09%) 1/15/31 #●	5,900,000	5,817,075
Battalion CLO XII
Series 2018-12A A1 144A 3.753% (LIBOR03M + 1.07%, Floor 1.07%) 5/17/31 #●	4,400,000	4,317,694
Black Diamond CLO
Series 2015-1A A2R 144A 3.646% (LIBOR03M + 1.05%, Floor 1.05%) 10/3/29 #●	3,000,000	2,986,404
Series 2017-1A A1A 144A 3.871% (LIBOR03M + 1.29%) 4/24/29 #●	4,000,000	3,985,264
Series 2017-2A A2 144A 3.892% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #●	2,800,000	2,802,814
Catamaran CLO
Series 2014-1A A1BR 144A 3.982% (LIBOR03M + 1.39%) 4/22/30 #●	5,000,000	5,004,215
Cedar Funding IV CLO
Series 2014-4A AR 144A 3.822% (LIBOR03M + 1.23%) 7/23/30 #●	4,000,000	3,995,128
Cedar Funding VIII CLO
Series 2017-8A A1 144A 3.838% (LIBOR03M + 1.25%) 10/17/30 #●	5,330,000	5,327,266
CFIP CLO
Series 2017-1A A 144A 3.821% (LIBOR03M + 1.22%) 1/18/30 #●	10,800,000	10,781,834
ECP CLO
Series 2015-7A A1R 144A 3.732% (LIBOR03M + 1.14%) 4/22/30 #●	14,000,000	13,794,494

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Mariner CLO 5
Series 2018-5A A 144A 3.69% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	8,000,000	$7,889,104
Midocean Credit CLO IX
Series 2018-9A A1 144A 3.742% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #●	2,000,000	1,973,852
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.794% (LIBOR03M + 1.15%) 2/20/31 #●	5,830,000	5,774,825
MP CLO IV
Series 2013-2A ARR 144A 3.86% (LIBOR03M + 1.28%) 7/25/29 #●	7,000,000	6,998,957
Northwoods Capital XVII
Series 2018-17A A 144A 3.652% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	7,800,000	7,667,509
OCP CLO
Series 2017-13A A1A 144A 3.857% (LIBOR03M + 1.26%) 7/15/30 #●	5,750,000	5,737,252
OZLM XVIII
Series 2018-18A A 144A 3.617% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/31 #●	6,250,000	6,146,931
Saranac CLO VII
Series 2014-2A A1AR 144A 3.874% (LIBOR03M + 1.23%) 11/20/29 #●	6,500,000	6,441,253
Shackleton CLO
Series 2013-3A AR 144A 3.717% (LIBOR03M + 1.12%, Floor 1.12%) 7/15/30 #●	5,500,000	5,454,663
Sound Point CLO II
Series 2013-1A A1R 144A 3.656% (LIBOR03M + 1.07%, Floor 1.07%) 1/26/31 #●	3,200,000	3,160,259
Sounds Point CLO IV-R
Series 2013-3RA A 144A 3.751% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #●	6,000,000	5,943,282
Steele Creek CLO
Series 2017-1A A 144A 3.847% (LIBOR03M + 1.25%) 1/15/30 #●	3,000,000	2,992,968
Venture 31 CLO
Series 2018-31A A1 144A 3.622% (LIBOR03M + 1.03%, Floor 1.03%) 4/20/31 #●	7,150,000	7,034,685
Venture CDO
Series 2016-25A A1 144A 4.082% (LIBOR03M + 1.49%) 4/20/29 #●	2,085,000	2,085,707
Venture XXII CLO
Series 2015-22A AR 144A 3.677% (LIBOR03M + 1.08%) 1/15/31 #●	7,000,000	6,924,071

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Zais CLO 6
Series 2017-1A A1 144A 3.967% (LIBOR03M + 1.37%) 7/15/29 #●		4,000,000	$3,996,556

Total Collateralized Debt Obligations (cost $164,611,825)			163,171,624

Convertible Bonds – 0.32%
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22		2,350,000	2,233,998
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19		2,191,000	2,170,928
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22		1,286,000	1,199,450
Royal Gold 2.875% exercise price $102.16, maturity date 6/15/19		4,583,000	4,600,415
Synchronoss Technologies 0.75% exercise price $53.17, maturity date 8/15/19		1,481,000	1,473,612

Total Convertible Bonds (cost $11,754,059)			11,678,403

Corporate Bonds – 43.52%
Banking – 8.46%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ		3,060,000	2,509,735
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		3,285,000	3,230,387
Banco do Brasil 144A 4.875% 4/19/23 #		2,325,000	2,392,425
Banco Santander 3.848% 4/12/23		4,100,000	4,185,809
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero
144A 4.125% 11/9/22 #		1,895,000	1,933,847
144A 5.95% 10/1/28 #µ		2,295,000	2,416,635
Bank of America
3.30% 8/5/21	AUD	1,420,000	1,025,115
3.458% 3/15/25 µ		8,675,000	8,768,684
Bank of China 144A 5.00% 11/13/24 #		3,800,000	4,025,264
Bank of Georgia 144A 6.00% 7/26/23 #		3,380,000	3,448,262
Bank of Montreal 3.30% 2/5/24		4,390,000	4,444,823
Barclays 8.00% µy		1,800,000	1,899,000
BB&T
3.75% 12/6/23		8,205,000	8,503,937
3.875% 3/19/29		2,330,000	2,377,064
BBVA Bancomer
144A 5.125% 1/18/33 #µ		1,356,000	1,289,895
144A 7.25% 4/22/20 #		935,000	971,933
BNG Bank 3.50% 7/19/27	AUD	1,736,000	1,326,844

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
3.268% 8/7/19 ●	AUD	2,308,000	$1,630,432
3.75% 10/27/23	AUD	2,222,000	1,637,950
3.783% (LIBOR03M + 1.10%) 5/17/24 ●		675,000	681,809
Citizens Bank 2.55% 5/13/21		1,975,000	1,966,635
Citizens Financial Group
2.375% 7/28/21		485,000	479,262
4.30% 12/3/25		4,810,000	4,971,449
Compass Bank
2.875% 6/29/22		5,190,000	5,170,022
3.875% 4/10/25		5,505,000	5,520,735
Cooperatieve Rabobank 3.375% 4/24/23	NZD	1,411,000	980,340
Credit Suisse Group
144A 6.25% #µy		10,305,000	10,539,150
144A 7.25% #µy		4,240,000	4,411,190
144A 7.50% #µy		4,635,000	4,863,923
DBS Group Holdings 144A 4.52% 12/11/28 #µ		4,460,000	4,635,907
Fifth Third Bancorp
3.65% 1/25/24		1,440,000	1,480,790
3.95% 3/14/28 *		4,250,000	4,418,312
Fifth Third Bank 3.85% 3/15/26		2,435,000	2,497,200
Goldman Sachs Group
3.209% 8/21/19 ●	AUD	2,390,000	1,688,970
5.20% 12/17/19	NZD	1,444,000	980,632
6.00% 6/15/20		10,020,000	10,364,683
ICICI Bank 144A 4.00% 3/18/26 #		3,180,000	3,173,570
ING Groep 6.875% µy		3,445,000	3,598,633
JPMorgan Chase & Co.
3.702% 5/6/30 µ		3,385,000	3,398,597
4.023% 12/5/24 µ		7,355,000	7,628,468
6.75% µy		4,475,000	4,960,314
KeyBank
2.30% 9/14/22		3,505,000	3,462,704
6.95% 2/1/28		17,740,000	21,584,034
Kookmin Bank 144A 2.875% 3/25/23 #		1,905,000	1,889,333
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	2,457,000	1,882,170
Morgan Stanley
3.958% (LIBOR03M + 1.22%) 5/8/24 ●		5,850,000	5,937,917
4.431% 1/23/30 µ		1,740,000	1,840,845
5.00% 9/30/21	AUD	1,489,000	1,116,991
5.00% 11/24/25		8,020,000	8,656,706
5.50% 1/26/20		2,680,000	2,732,784

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Bank
2.70% 11/1/22		725,000	$722,369
4.05% 7/26/28		6,875,000	7,206,116
PNC Financial Services Group 3.45% 4/23/29		2,065,000	2,087,194
Popular 6.125% 9/14/23		1,195,000	1,245,787
Regions Financial
2.75% 8/14/22		2,140,000	2,129,690
3.80% 8/14/23		2,980,000	3,073,207
Royal Bank of Scotland Group
4.519% 6/25/24 µ		1,295,000	1,336,230
8.625% µy		8,640,000	9,309,600
Santander UK 144A 5.00% 11/7/23 #		9,280,000	9,667,440
SunTrust Banks
2.45% 8/1/22		3,070,000	3,040,745
2.70% 1/27/22		5,605,000	5,585,290
3.00% 2/2/23		2,050,000	2,056,955
3.30% 5/15/26		2,845,000	2,818,097
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		3,965,000	3,911,473
UBS Group Funding Switzerland
144A 4.125% 9/24/25 #		5,345,000	5,545,064
6.875% µy		9,105,000	9,425,006
7.125% µy		1,405,000	1,478,763
US Bancorp
3.10% 4/27/26		7,010,000	6,970,439
3.375% 2/5/24		4,620,000	4,749,664
US Bank 3.40% 7/24/23		2,655,000	2,720,400
USB Capital IX 3.617% (LIBOR03M + 1.02%) y●		27,182,000	21,656,307
Wells Fargo & Co. 3.00% 7/27/21	AUD	2,492,000	1,789,031
Wells Fargo Capital X 5.95% 12/15/36		470,000	530,155
Woori Bank 144A 4.75% 4/30/24 #*		3,670,000	3,844,864
Zions Bancorporation
3.35% 3/4/22		740,000	746,674
4.50% 6/13/23		3,460,000	3,603,202

			312,781,878

Basic Industry – 3.52%
Anglo American Capital 144A 4.00% 9/11/27 #		1,475,000	1,451,019
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ		12,410,000	12,993,456
BMC East 144A 5.50% 10/1/24 #		1,200,000	1,210,500
Boise Cascade 144A 5.625% 9/1/24 #		1,475,000	1,482,375

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Braskem Netherlands Finance
144A 3.50% 1/10/23 #*	610,000	$605,279
144A 4.50% 1/10/28 #	4,220,000	4,151,425
CK Hutchison International 17 144A 2.875% 4/5/22 #	1,360,000	1,353,435
Cleveland-Cliffs 5.75% 3/1/25	1,885,000	1,877,931
CSN Resources 144A 7.625% 4/17/26 #	3,890,000	3,899,336
Cydsa 144A 6.25% 10/4/27 #	3,825,000	3,772,445
DowDuPont
4.725% 11/15/28	2,745,000	2,995,470
5.419% 11/15/48	7,925,000	9,171,887
Equate Petrochemical 144A 3.00% 3/3/22 #	1,795,000	1,779,375
First Quantum Minerals 144A 7.25% 4/1/23 #	2,300,000	2,279,875
Freeport-McMoRan 5.45% 3/15/43	1,065,000	966,487
Georgia-Pacific 8.00% 1/15/24	11,171,000	13,626,089
Hudbay Minerals 144A 7.625% 1/15/25 #	685,000	715,825
Israel Chemicals 144A 6.375% 5/31/38 #	4,620,000	5,073,268
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	849,500
Klabin Austria 144A 7.00% 4/3/49 #	1,615,000	1,616,938
Mexichem 144A 5.50% 1/15/48 #	4,225,000	4,040,199
NOVA Chemicals 144A 5.00% 5/1/25 #	1,055,000	1,029,944
Novelis 144A 6.25% 8/15/24 #	883,000	921,631
Novolipetsk Steel Via Steel Funding 144A 4.00% 9/21/24 #	2,035,000	1,989,221
OCP
144A 4.50% 10/22/25 #	800,000	796,718
144A 6.875% 4/25/44 #*	2,310,000	2,525,200
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	3,150,000	2,915,010
Phosagro OAO Via Phosagro Bond Funding 144A 3.95% 11/3/21 #	2,435,000	2,438,068
RPM International 4.55% 3/1/29	4,200,000	4,297,077
SASOL Financing USA
5.875% 3/27/24	10,620,000	11,277,077
6.50% 9/27/28	1,705,000	1,871,357
Standard Industries 144A 5.00% 2/15/27 #	2,410,000	2,373,850
Starfruit Finco 144A 8.00% 10/1/26 #	745,000	766,419
Steel Dynamics 5.50% 10/1/24	1,030,000	1,066,050
Suzano Austria 144A 6.00% 1/15/29 #	2,540,000	2,724,150
Syngenta Finance
144A 3.933% 4/23/21 #	2,540,000	2,563,179
144A 4.441% 4/24/23 #	1,560,000	1,602,135
144A 5.182% 4/24/28 #	6,570,000	6,727,099
Tronox Finance 144A 5.75% 10/1/25 #	1,715,000	1,680,700

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Vedanta Resources 144A 7.125% 5/31/23 #*	1,615,000	$1,581,489
Westlake Chemical 4.375% 11/15/47	3,340,000	3,030,912

		130,089,400

Brokerage – 0.94%
Charles Schwab
3.25% 5/21/21	2,160,000	2,186,756
3.85% 5/21/25	2,300,000	2,417,039
E*TRADE Financial
3.80% 8/24/27	3,095,000	3,020,991
5.875% *µy	3,380,000	3,498,300
Jefferies Group
4.15% 1/23/30	1,585,000	1,477,481
6.45% 6/8/27	3,815,000	4,208,167
6.50% 1/20/43	2,455,000	2,563,090
Lazard Group 3.75% 2/13/25	15,330,000	15,478,614

		34,850,438

Capital Goods – 0.81%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	790,000	797,900
Bombardier 144A 6.00% 10/15/22 #	1,175,000	1,181,609
BWAY Holding 144A 5.50% 4/15/24 #	2,165,000	2,158,289
CCL Industries 144A 3.25% 10/1/26 #	3,480,000	3,339,580
EnPro Industries 144A 5.75% 10/15/26 #	785,000	808,550
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	2,065,000	2,103,739
Ingersoll-Rand Luxembourg Finance 3.50% 3/21/26	1,370,000	1,378,937
Martin Marietta Materials 4.25% 12/15/47	3,280,000	2,910,166
Northrop Grumman
2.55% 10/15/22	6,300,000	6,240,443
3.25% 8/1/23	2,550,000	2,582,266
nVent Finance 4.55% 4/15/28	4,635,000	4,653,655
TransDigm 6.375% 6/15/26	745,000	749,656
United Technologies 3.65% 8/16/23	945,000	968,707

		29,873,497

Communications – 4.76%
American Tower Trust #1 144A 3.07% 3/15/23 #	10,235,000	10,213,793
AT&T 4.35% 3/1/29	7,990,000	8,267,951
C&W Senior Financing 144A 7.50% 10/15/26 #	2,290,000	2,381,600
Charter Communications Operating
4.464% 7/23/22	8,590,000	8,916,122
5.05% 3/30/29	9,240,000	9,793,355
Comcast 3.70% 4/15/24	12,235,000	12,670,089
Comcel Trust 144A 6.875% 2/6/24 #	3,805,000	3,950,066

Schedule of investments

Delaware Diversified Income Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle International
3.80% 2/15/28		1,465,000	$1,463,233
4.30% 2/15/29		5,930,000	6,130,536
5.25% 1/15/23		4,275,000	4,592,661
Deutsche Telekom International Finance 144A 4.375% 6/21/28 #*		4,265,000	4,493,769
Digicel Group One 144A 8.25% 12/30/22 #*		1,131,000	753,246
Digicel Group Two
144A 8.25% 9/30/22 #		1,069,000	422,255
144A PIK 9.125% 4/1/24 #✤		4,308,351	1,400,214
Discovery Communications 5.20% 9/20/47		4,445,000	4,435,724
Equinix 5.375% 5/15/27		1,680,000	1,782,648
Fox 144A 5.576% 1/25/49 #		8,580,000	9,759,622
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,578,430
Level 3 Financing 5.375% 5/1/25		2,500,000	2,552,750
Millicom International Cellular 144A 6.25% 3/25/29 #		2,190,000	2,261,175
Myriad International Holdings 144A 4.85% 7/6/27 #		830,000	866,542
Rogers Communications 4.35% 5/1/49		3,595,000	3,641,330
SBA Tower Trust 144A 2.898% 10/15/19 #f		405,000	404,597
Sprint
7.125% 6/15/24		635,000	637,977
7.875% 9/15/23		2,884,000	3,006,570
Sprint Communications 7.00% 8/15/20		270,000	280,800
Sprint Spectrum 144A 4.738% 3/20/25 #		3,190,000	3,257,787
Telefonica Emisiones 5.52% 3/1/49		8,870,000	9,533,380
Time Warner Cable 7.30% 7/1/38		9,865,000	11,559,655
Time Warner Entertainment 8.375% 3/15/23		5,470,000	6,418,955
T-Mobile USA 6.50% 1/15/26		1,875,000	2,010,375
Turk Telekomunikasyon 144A 6.875% 2/28/25 #		1,750,000	1,680,087
Verizon Communications
144A 4.016% 12/3/29 #		3,005,000	3,140,173
4.50% 8/17/27	AUD	2,230,000	1,708,502
4.50% 8/10/33		9,130,000	9,807,121
Viacom 4.375% 3/15/43		7,330,000	6,664,649
Vodafone Group 7.00% 4/4/79 µ		2,260,000	2,378,434
VTR Finance 144A 6.875% 1/15/24 #		2,255,000	2,342,381
Warner Media
3.875% 1/15/26		1,705,000	1,737,645
4.85% 7/15/45		3,985,000	4,082,272

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Zayo Group
144A 5.75% 1/15/27 #	1,615,000	$1,643,263
6.375% 5/15/25	444,000	453,435

		176,075,169

Consumer Cyclical – 2.05%
AMC Entertainment Holdings 6.125% 5/15/27 *	1,750,000	1,638,437
Atento Luxco 1 144A 6.125% 8/10/22 #*	3,430,000	3,473,870
Boyd Gaming 6.375% 4/1/26	1,325,000	1,399,531
Dollar Tree 3.70% 5/15/23	7,830,000	7,962,409
Ford Motor Credit 5.729% (LIBOR03M + 3.14%) 1/7/22 ●	6,745,000	6,983,768
General Motors 6.75% 4/1/46	1,230,000	1,365,988
General Motors Financial
5.10% 1/17/24	4,323,000	4,578,695
5.25% 3/1/26	7,620,000	8,071,315
Home Depot 4.50% 12/6/48	4,920,000	5,391,019
JD.com 3.125% 4/29/21	2,625,000	2,614,844
Live Nation Entertainment 144A 5.625% 3/15/26 #	1,725,000	1,802,625
Lowe’s
4.05% 5/3/47	1,400,000	1,317,862
4.55% 4/5/49	6,350,000	6,453,278
Marriott International 4.50% 10/1/34	1,035,000	1,056,651
MGM Resorts International 5.75% 6/15/25	1,280,000	1,360,000
Penn National Gaming 144A 5.625% 1/15/27 #*	2,375,000	2,351,250
Resorts World Las Vegas 144A 4.625% 4/16/29 #	2,500,000	2,484,827
Royal Caribbean Cruises 3.70% 3/15/28	6,840,000	6,630,070
Sands China 5.125% 8/8/25	2,365,000	2,498,717
Scientific Games International
144A 8.25% 3/15/26 #	1,245,000	1,293,244
10.00% 12/1/22	1,307,000	1,380,519
Target 3.375% 4/15/29	3,515,000	3,567,441

		75,676,360

Consumer Non-Cyclical – 4.21%
AbbVie 4.25% 11/14/28	5,260,000	5,392,269
Altria Group 4.80% 2/14/29	4,830,000	5,013,508
Anheuser-Busch 144A 3.65% 2/1/26 #	4,887,000	4,912,387
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	2,085,000	2,232,495
AstraZeneca 3.50% 8/17/23	5,285,000	5,421,102
BAT Capital
2.764% 8/15/22	5,725,000	5,648,316
3.222% 8/15/24	6,750,000	6,610,492
Bunge Finance 4.35% 3/15/24	5,105,000	5,193,940

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Cigna
144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #●	3,240,000	$3,228,190
144A 4.125% 11/15/25 #	10,415,000	10,774,913
Conagra Brands
3.80% 10/22/21	2,685,000	2,740,452
4.60% 11/1/25	1,845,000	1,950,244
5.30% 11/1/38	4,515,000	4,674,641
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,224,581
CVS Health
4.10% 3/25/25	4,290,000	4,368,376
4.30% 3/25/28	7,540,000	7,602,090
5.05% 3/25/48	720,000	712,934
Eli Lilly & Co.
3.375% 3/15/29	1,785,000	1,825,206
3.95% 3/15/49	1,045,000	1,063,178
General Mills 3.70% 10/17/23	3,915,000	4,015,194
IHS Markit
3.625% 5/1/24	1,440,000	1,446,408
4.25% 5/1/29	5,485,000	5,494,434
JBS Investments 144A 7.25% 4/3/24 #*	1,340,000	1,393,399
JBS Investments II 144A 7.00% 1/15/26 #	3,215,000	3,353,245
JBS USA LUX 144A 5.75% 6/15/25 #	1,775,000	1,828,250
Kernel Holding 144A 8.75% 1/31/22 #	4,410,000	4,525,745
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	4,535,000	4,728,871
Mars
144A 3.875% 4/1/39 #	1,205,000	1,199,786
144A 3.95% 4/1/49 #	5,235,000	5,183,039
MHP
144A 6.95% 4/3/26 #	1,660,000	1,589,573
144A 7.75% 5/10/24 #	3,030,000	3,072,117
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	3,785,537
Pilgrim’s Pride 144A 5.75% 3/15/25 #	1,390,000	1,417,800
Post Holdings 144A 5.75% 3/1/27 #	1,250,000	1,287,500
Rede D’or Finance 144A 4.95% 1/17/28 #*	4,415,000	4,172,175
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	6,665,000	7,010,830
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	1,450,000	1,476,303
6.75% 3/1/28 *	2,325,000	2,396,846
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	15,772,086

		155,738,452

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric – 5.45%
AES Andres 144A 7.95% 5/11/26 #	4,100,000	$4,381,875
AES Gener 144A 7.125% 3/26/79 #µ	2,100,000	2,201,850
American Transmission Systems 144A 5.25% 1/15/22 #	5,910,000	6,248,914
Ausgrid Finance
144A 3.85% 5/1/23 #	4,440,000	4,530,029
144A 4.35% 8/1/28 #	3,095,000	3,201,126
Avangrid 3.15% 12/1/24	6,790,000	6,711,362
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #	3,090,000	3,401,935
CenterPoint Energy
3.85% 2/1/24	2,805,000	2,877,663
4.25% 11/1/28	3,420,000	3,562,771
6.125% µy	3,920,000	4,005,613
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	316,898
ComEd Financing III 6.35% 3/15/33	4,959,000	5,151,063
Consumers Energy 3.80% 11/15/28	1,635,000	1,734,278
Dominion Energy
3.90% 10/1/25	2,290,000	2,383,509
4.60% 3/15/49	4,460,000	4,623,815
DTE Electric 3.95% 3/1/49	1,580,000	1,612,928
DTE Energy 3.30% 6/15/22	5,245,000	5,294,312
Duke Energy Carolinas 3.95% 11/15/28	3,120,000	3,313,742
Duke Energy Ohio 3.65% 2/1/29 *	1,905,000	1,973,909
Emera 6.75% 6/15/76 µ	6,710,000	7,230,595
Enel 144A 8.75% 9/24/73 #µ	4,875,000	5,484,375
Engie Energia Chile 144A 4.50% 1/29/25 #	665,000	689,554
Entergy Arkansas 4.20% 4/1/49	2,415,000	2,517,436
Entergy Louisiana
4.05% 9/1/23	860,000	900,986
4.95% 1/15/45	685,000	716,927
Evergy 4.85% 6/1/21	2,805,000	2,890,480
Exelon 3.497% 6/1/22	7,510,000	7,621,041
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,525,000	1,562,817
Interstate Power & Light 4.10% 9/26/28	10,375,000	10,921,903
Israel Electric 144A 5.00% 11/12/24 #	2,085,000	2,224,987
Kallpa Generacion 144A 4.125% 8/16/27 #*	4,195,000	4,167,774
Kansas City Power & Light 3.65% 8/15/25	7,975,000	8,253,142
Louisville Gas & Electric 4.25% 4/1/49	6,400,000	6,758,409
MidAmerican Energy 4.25% 7/15/49	2,910,000	3,113,680
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	5,585,000	5,484,554
5.25% 4/20/46 µ	6,060,000	6,181,346
Nevada Power 2.75% 4/15/20	4,115,000	4,118,538

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
2.90% 4/1/22	8,248,000	$8,278,871
3.15% 4/1/24	4,110,000	4,127,784
5.65% 5/1/79 µ	935,000	951,923
NV Energy 6.25% 11/15/20	7,391,000	7,774,115
Oglethorpe Power 144A 5.05% 10/1/48 #	4,890,000	5,478,793
PacifiCorp 3.50% 6/15/29	1,905,000	1,946,251
Pennsylvania Electric 5.20% 4/1/20	398,000	406,063
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	1,675,000	1,653,308
144A 5.25% 5/15/47 #	1,190,000	1,179,029
Public Service Co. of Oklahoma 5.15% 12/1/19	3,340,000	3,387,276
Southern California Edison
4.20% 3/1/29	1,200,000	1,237,911
4.875% 3/1/49	2,845,000	3,028,439
Southwestern Electric Power 4.10% 9/15/28	8,025,000	8,414,149
State Grid Overseas Investment 2016 144A 2.25% 5/4/20 #	2,835,000	2,816,790
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,505,000	2,574,669

		201,621,507

Energy – 5.66%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	3,555,000	3,759,413
ADES International Holding 144A 8.625% 4/24/24 #	2,330,000	2,359,125
AmeriGas Partners 5.875% 8/20/26	1,410,000	1,480,373
Brooklyn Union Gas 144A 3.865% 3/4/29 #	9,305,000	9,629,584
Cheniere Energy Partners 5.25% 10/1/25	2,065,000	2,114,044
Chesapeake Energy 8.00% 1/15/25 *	1,040,000	1,058,200
Continental Resources 3.80% 6/1/24	2,115,000	2,139,295
Crestwood Midstream Partners 5.75% 4/1/25 *	1,695,000	1,745,850
Diamond Offshore Drilling 7.875% 8/15/25	1,380,000	1,348,950
Enbridge
6.00% 1/15/77 µ	2,745,000	2,753,002
6.25% 3/1/78 µ	1,975,000	2,007,094
Enbridge Energy Partners
4.375% 10/15/20	845,000	862,209
5.20% 3/15/20	445,000	454,210
5.50% 9/15/40	1,440,000	1,616,566
Energy Transfer Operating
5.25% 4/15/29	2,290,000	2,468,121
6.00% 6/15/48	970,000	1,055,548
6.25% 4/15/49	1,610,000	1,813,765
6.625% µy	5,985,000	5,696,014

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Partners 5.00% 10/1/22	4,725,000	$4,976,028
Ensco Rowan 7.75% 2/1/26	884,000	766,870
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	3,560,000	3,625,461
Genesis Energy 6.75% 8/1/22	1,075,000	1,094,307
Geopark 144A 6.50% 9/21/24 #*	1,930,000	1,958,950
Husky Energy 4.40% 4/15/29	5,455,000	5,557,776
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	3,285,000	2,821,815
KazMunayGas National JSC 144A 6.375% 10/24/48 #	2,220,000	2,465,090
KazTransGas JSC 144A 4.375% 9/26/27 #	2,955,000	2,928,497
Marathon Oil 4.40% 7/15/27	8,285,000	8,576,944
MPLX
4.80% 2/15/29	2,345,000	2,495,554
4.875% 12/1/24	8,490,000	9,070,893
5.50% 2/15/49	1,400,000	1,514,669
Murphy Oil 6.875% 8/15/24	2,850,000	2,988,364
Murphy Oil USA 5.625% 5/1/27	715,000	747,175
NiSource 5.65% µy	3,660,000	3,675,958
Noble Energy
3.90% 11/15/24 *	3,765,000	3,846,198
4.95% 8/15/47	1,455,000	1,496,458
5.05% 11/15/44	1,180,000	1,221,657
NuStar Logistics 5.625% 4/28/27	665,000	667,294
Oasis Petroleum 144A 6.25% 5/1/26 #*	2,175,000	2,115,187
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	708,500
ONEOK 7.50% 9/1/23	6,425,000	7,429,749
Petrobras Global Finance
6.25% 3/17/24	11,630,000	12,551,096
6.90% 3/19/49	1,080,000	1,082,689
7.25% 3/17/44	1,265,000	1,341,058
7.375% 1/17/27	2,470,000	2,756,520
Petroleos Mexicanos
4.625% 9/21/23	27,365,000	27,255,540
6.75% 9/21/47	1,550,000	1,431,425
Precision Drilling 144A 7.125% 1/15/26 #	775,000	782,750
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,292,112
5.75% 5/15/24	9,097,000	9,989,295
Saudi Arabian Oil
144A 4.25% 4/16/39 #*	2,480,000	2,425,037
144A 4.375% 4/16/49 #	1,370,000	1,338,844
Schlumberger Holdings 144A 4.30% 5/1/29 #	8,145,000	8,417,531
Southwestern Energy 7.75% 10/1/27 *	750,000	763,125

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Summit Midstream Holdings 5.75% 4/15/25 *	780,000	$723,450
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,698,300
Tecpetrol 144A 4.875% 12/12/22 #	2,331,000	2,106,641
Transocean 144A 9.00% 7/15/23 #	330,000	354,337
Transocean Proteus 144A 6.25% 12/1/24 #	1,288,000	1,329,860
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	2,850,000	2,593,500
Tullow Oil 144A 7.00% 3/1/25 #*	4,595,000	4,698,387
Whiting Petroleum 6.625% 1/15/26 *	533,000	532,344
YPF 144A 48.75% (BADLARPP + 4.00%) 7/7/20 #●	5,140,000	1,706,017

		209,280,615

Finance Companies – 1.20%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,310,000	3,392,750
AerCap Ireland Capital 3.65% 7/21/27	5,393,000	5,134,897
Aviation Capital Group
144A 4.375% 1/30/24 #	4,350,000	4,465,338
144A 4.875% 10/1/25 #	4,855,000	5,114,226
Avolon Holdings Funding
144A 3.625% 5/1/22 #	1,100,000	1,103,630
144A 3.95% 7/1/24 #	4,325,000	4,303,894
144A 4.375% 5/1/26 #	2,340,000	2,329,096
BOC Aviation 144A 2.375% 9/15/21 #	2,530,000	2,473,232
DAE Funding 144A 5.75% 11/15/23 #	2,480,000	2,604,000
GE Capital International Funding Unlimited 4.418% 11/15/35	5,630,000	5,257,514
International Lease Finance 8.625% 1/15/22	3,082,000	3,498,491
Temasek Financial I 144A 2.375% 1/23/23 #	4,915,000	4,858,851

		44,535,919

Healthcare – 0.38%
Bausch Health 144A 5.50% 11/1/25 #	1,485,000	1,525,377
Charles River Laboratories International 144A 5.50% 4/1/26 #	1,375,000	1,442,031
Encompass Health
5.75% 11/1/24	1,707,000	1,736,873
5.75% 9/15/25	1,280,000	1,320,294
HCA
5.875% 2/15/26	1,000,000	1,077,190
7.58% 9/15/25	160,000	184,000
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	637,000	641,905
Tenet Healthcare 5.125% 5/1/25	2,425,000	2,452,281
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,167,631
WellCare Health Plans 144A 5.375% 8/15/26 #	2,535,000	2,661,243

		14,208,825

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 1.80%
Acrisure 144A 7.00% 11/15/25 #	1,474,000	$1,341,340
AssuredPartners 144A 7.00% 8/15/25 #	2,221,000	2,109,950
AXA Equitable Holdings 5.00% 4/20/48	4,825,000	4,796,251
Brighthouse Financial
3.70% 6/22/27	2,385,000	2,209,461
4.70% 6/22/47	4,080,000	3,358,229
Harborwalk Funding Trust 144A 5.077% 2/15/69 #µ	2,425,000	2,560,836
HUB International 144A 7.00% 5/1/26 #	385,000	389,331
MetLife
6.40% 12/15/36	40,000	44,292
144A 9.25% 4/8/38 #	8,985,000	12,324,635
NFP 144A 6.875% 7/15/25 #	2,118,000	2,091,525
Nuveen Finance 144A 4.125% 11/1/24 #	2,790,000	2,938,198
Pine Street Trust I 144A 4.572% 2/15/29 #	2,400,000	2,442,321
Progressive 4.00% 3/1/29	3,965,000	4,216,795
Prudential Financial
4.35% 2/25/50	810,000	852,385
4.50% 11/15/20	3,385,000	3,481,150
5.375% 5/15/45 µ	4,135,000	4,224,792
Swiss Re Finance Luxembourg 144A 5.00% 4/2/49 #µ	1,200,000	1,240,260
USI 144A 6.875% 5/1/25 #	6,305,000	6,297,119
Voya Financial 4.70% 1/23/48 µ	3,740,000	3,294,275
XLIT
5.054% (LIBOR03M + 2.458%) y●	2,639,000	2,570,953
5.50% 3/31/45	3,555,000	3,940,908

		66,725,006

Media – 0.31%
Altice France 144A 6.25% 5/15/24 #	1,815,000	1,867,181
Altice Luxembourg 144A 7.75% 5/15/22 #	1,275,000	1,302,094
CSC Holdings 144A 7.75% 7/15/25 #*	2,000,000	2,154,375
Gray Television 144A 5.875% 7/15/26 #	1,545,000	1,596,186
Sirius XM Radio 144A 5.375% 4/15/25 #	1,337,000	1,375,439
Unitymedia 144A 6.125% 1/15/25 #	830,000	863,200
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,360,000	2,409,466

		11,567,941

Real Estate – 1.08%
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,480,015
5.25% 2/15/24	5,315,000	5,605,611
ESH Hospitality 144A 5.25% 5/1/25 #	1,920,000	1,932,000
Growthpoint Properties International 144A 5.872% 5/2/23 #	2,175,000	2,242,077

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	$5,077,168
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,198,027
3.875% 4/1/24	705,000	708,497
4.50% 2/1/26	1,525,000	1,555,030
Kilroy Realty 3.45% 12/15/24	3,485,000	3,475,718
Life Storage 3.50% 7/1/26	3,750,000	3,622,724
WP Carey 4.60% 4/1/24	4,645,000	4,834,758

		39,731,625

Services – 0.27%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,165,000	1,229,075
Ashtead Capital 144A 5.25% 8/1/26 #	1,540,000	1,607,375
Avis Budget Car Rental 144A 6.375% 4/1/24 #	275,000	287,031
Covanta Holding 5.875% 7/1/25	1,105,000	1,136,769
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,780,000	1,771,100
KAR Auction Services 144A 5.125% 6/1/25 #	875,000	879,375
Prime Security Services Borrower
144A 5.75% 4/15/26 #	295,000	299,056
144A 9.25% 5/15/23 #	547,000	577,536
United Rentals North America 5.50% 5/15/27	2,085,000	2,152,763

		9,940,080

Technology – 1.68%
Baidu 3.875% 9/29/23	1,910,000	1,948,593
Broadcom
144A 3.125% 4/15/21 #	12,945,000	12,938,425
3.50% 1/15/28	4,470,000	4,124,169
144A 4.25% 4/15/26 #	2,430,000	2,406,034
CDK Global 5.00% 10/15/24	4,000,000	4,153,280
CommScope Technologies 144A 5.00% 3/15/27 #	1,228,000	1,149,715
First Data 144A 5.75% 1/15/24 #	1,325,000	1,370,547
Infor US 6.50% 5/15/22	320,000	326,899
KLA-Tencor 4.10% 3/15/29	2,380,000	2,448,251
Marvell Technology Group 4.875% 6/22/28	6,285,000	6,573,673
Microchip Technology
144A 3.922% 6/1/21 #	3,360,000	3,409,743
144A 4.333% 6/1/23 #	1,665,000	1,711,801
NXP
144A 4.125% 6/1/21 #	7,025,000	7,171,190
144A 4.875% 3/1/24 #	9,620,000	10,190,658
Tencent Holdings 144A 3.975% 4/11/29 #	2,170,000	2,190,249

		62,113,227

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 0.75%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	6,770,000	$6,337,086
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	2,250,000	2,070,000
FedEx 4.05% 2/15/48	6,055,000	5,427,852
International Airport Finance 144A 12.00% 3/15/33 #*	2,200,000	2,372,700
Latam Finance 144A 7.00% 3/1/26 #	2,225,000	2,283,406
Norfolk Southern 3.80% 8/1/28	5,515,000	5,709,614
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	1,782,194	1,827,996
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	1,667,000	1,689,671

		27,718,325

Utilities – 0.19%
Aegea Finance 144A 5.75% 10/10/24 #	3,570,000	3,600,345
Calpine
5.75% 1/15/25	437,000	433,723
144A 5.875% 1/15/24 #	505,000	516,363
Vistra Operations 144A 5.50% 9/1/26 #	2,295,000	2,369,587

		6,920,018

Total Corporate Bonds (cost $1,574,402,789)		1,609,448,282

Loan Agreements – 5.95%
Acrisure Tranche B 1st Lien 6.879% (LIBOR03M + 4.25%) 11/22/23 ●	3,505,514	3,502,594
Alpha 3 Tranche B1 1st Lien 5.601% (LIBOR03M + 3.00%) 1/31/24 ●	1,553,635	1,550,722
Altice France Tranche B11 1st Lien 5.233% (LIBOR01M + 2.75%) 7/31/25 ●	2,596,070	2,531,168
Altice France Tranche B13 1st Lien 6.473% (LIBOR01M + 4.00%) 8/14/26 ●	626,850	617,447
AMC Entertainment Holdings Tranche B1 1st Lien 0.00% 4/22/26 ●^	1,735,000	1,741,498
American Airlines Tranche B 1st Lien 4.473% (LIBOR01M + 2.00%) 12/14/23 ●	3,494,838	3,471,538
Applied Systems 2nd Lien 9.483% (LIBOR01M + 7.00%) 9/19/25 ●	3,735,000	3,810,865
Aramark Services Tranche B3 1st Lien 4.233% (LIBOR01M + 1.75%) 3/11/25 ●	1,744,079	1,744,806
AssuredPartners Tranche B 1st Lien 5.733% (LIBOR01M + 3.25%) 10/22/24 ●	3,152,814	3,137,838
Avis Budget Car Rental Tranche B 1st Lien 4.49% (LIBOR01M + 2.00%) 2/13/25 =●	1,229,201	1,218,753
Ball Metalpack Finco Tranche B 2nd Lien 11.233% (LIBOR01M + 8.75%) 7/31/26 =●	360,000	342,000

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Bausch Health Americas Tranche B 1st Lien 5.474% (LIBOR01M + 3.00%) 6/1/25 ●	1,286,797	$1,292,126
Blue Ribbon 1st Lien 6.493% (LIBOR01M + 4.00%) 11/13/21 ●	3,206,954	2,874,233
Bombardier Recreational Products Tranche B 1st Lien 4.48% (LIBOR01M + 2.00%) 5/23/25 ●	1,468,900	1,460,943
Boxer Parent Tranche B 1st Lien 6.851% (LIBOR03M + 4.25%) 10/2/25 ●	2,645,370	2,632,804
Builders FirstSource 1st Lien 5.601% (LIBOR03M + 3.00%) 2/29/24 ●	1,270,693	1,256,794
BWAY Holding Tranche B 1st Lien 5.854% (LIBOR03M + 3.25%) 4/3/24 ●	2,023,639	2,002,897
Calpine Tranche B9 1st Lien 5.34% (LIBOR03M + 2.75%) 4/1/26 ●	910,000	913,900
Change Healthcare Holdings Tranche B 1st Lien 5.233% (LIBOR01M + 2.75%) 3/1/24 ●	3,480,451	3,483,868
Charter Communications Operating Tranche B 1st Lien 4.49% (LIBOR01M + 2.00%) 4/30/25 ●	1,926,384	1,933,602
Chemours Tranche B2 1st Lien 4.24% (LIBOR01M + 1.75%) 4/3/25 ●	1,654,277	1,649,927
CityCenter Holdings Tranche B 1st Lien 4.733% (LIBOR01M + 2.25%) 4/18/24 ●	4,372,629	4,373,412
Core & Main Tranche B 1st Lien 5.626% (LIBOR03M + 3.00%) 8/1/24 ●	2,583,835	2,594,299
CROWN Americas Tranche B 1st Lien 4.482% (LIBOR01M + 2.00%) 4/3/25 ●	716,586	722,464
CSC Holdings 1st Lien 4.723% (LIBOR01M + 2.25%) 7/17/25 ●	1,827,700	1,825,415
CSC Holdings Tranche B 1st Lien 4.973% (LIBOR01M + 2.50%) 1/25/26 ●	1,376,100	1,377,812
Datto 1st Lien 6.733% (LIBOR01M + 4.25%) 4/2/26 =●	1,255,000	1,269,119
DaVita Tranche B 1st Lien 5.233% (LIBOR01M + 2.75%) 6/24/21 ●	615,946	618,256
Deerfield Dakota Holding Tranche B 1st Lien 5.733% (LIBOR01M + 3.25%) 2/13/25 ●	615,780	611,290
Delek US Holdings Tranche B 1st Lien 4.733% (LIBOR01M + 2.25%) 3/30/25 ●	1,549,350	1,550,641
Digicel International Finance Tranche B 1st Lien 5.88% (LIBOR03M + 3.25%) 5/27/24 ●	1,716,767	1,542,945
Drive Chassis Holdco 2nd Lien 10.834% (LIBOR03M + 8.25%) 4/16/26 ●	1,505,000	1,448,563
DTZ US Borrower Tranche B 1st Lien 5.733% (LIBOR01M + 3.25%) 8/21/25 ●	1,213,900	1,216,682
Dun & Bradstreet Tranche B 1st Lien 7.479% (LIBOR01M + 5.00%) 2/6/26 ●	535,000	539,765

	Principal amount°	Value (US $)
Loan Agreements (continued)
Edgewater Generation Tranche B 1st Lien 6.233% (LIBOR01M + 3.75%) 12/13/25 ●	882,788	$887,753
Equitrans Midstream Tranche B 1st Lien 6.983% (LIBOR01M + 4.50%) 1/31/24 ●	1,153,110	1,161,758
ESH Hospitality Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 8/30/23 ●	2,983,236	2,980,253
ExamWorks Group Tranche B1 1st Lien 5.733% (LIBOR01M + 3.25%) 7/27/23 ●	1,452,970	1,456,376
First Data 1st Lien 4.481% (LIBOR01M + 2.00%) 7/10/22 ●	47,757	47,795
Flying Fortress Holdings Tranche B 1st Lien 4.351% (LIBOR03M + 1.75%) 10/30/22 ●	1,150,209	1,153,444
Gardner Denver Tranche B1 1st Lien 5.233% (LIBOR01M + 2.75%) 7/30/24 ●	1,393,445	1,398,187
Gates Global Tranche B2 1st Lien 5.233% (LIBOR01M + 2.75%) 3/31/24 ●	2,880,631	2,889,633
Gentiva Health Services 1st Lien 6.25% (LIBOR01M + 3.75%) 7/2/25 =●	2,269,500	2,279,430
GIP III Stetson I Tranche B 1st Lien 6.73% (LIBOR01M + 4.25%) 7/18/25 ●	909,408	913,102
Gray Television Tranche B2 1st Lien 4.727% (LIBOR01M + 2.25%) 2/7/24 ●	2,027,963	2,027,117
Greenhill & Co. Tranche B 1st Lien 5.732% (LIBOR01M + 3.25%) 4/12/24 ●	1,440,000	1,441,800
Grizzly Finco Tranche B 1st Lien 5.85% (LIBOR03M + 3.25%) 10/1/25 ●	512,425	514,867
GVC Holdings Tranche B2 1st Lien 4.983% (LIBOR01M + 2.50%) 3/16/24 ●	2,484,900	2,486,970
HCA Tranche B10 1st Lien 4.483% (LIBOR01M + 2.00%) 3/13/25 ●	6,197,400	6,214,183
Heartland Dental 1st Lien 6.233% (LIBOR01M + 3.75%) 4/30/25 ●	2,263,352	2,232,702
H-Food Holdings 1st Lien 6.171% (LIBOR01M + 3.688%) 5/31/25 ●	870,472	853,607
Hilton Worldwide Finance Tranche B2 1st Lien 4.227% (LIBOR01M + 1.75%) 10/25/23 ●	316,470	317,987
Hoya Midco Tranche B 1st Lien 5.983% (LIBOR01M + 3.50%) 6/30/24 ●	2,327,836	2,314,742
HUB International Tranche B 1st Lien 5.336% (LIBOR03M + 2.75%) 4/25/25 ●	3,473,750	3,443,626
Hyperion Insurance Group Tranche B 1st Lien 6.00% (LIBOR01M + 3.50%) 12/20/24 ●	2,295,900	2,301,631
INEOS US Finance Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 3/31/24 ●	3,298,250	3,290,417
IQVIA Tranche B3 1st Lien 4.233% (LIBOR01M + 1.75%) 6/11/25 ●	2,615,238	2,609,400

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Iron Mountain Tranche B 1st Lien 4.233% (LIBOR01M + 1.75%) 1/2/26 ●	2,758,056	$2,713,238
JBS USA LUX Tranche B 1st Lien
0.00% 4/25/26 ●^	570,000	571,934
4.98% (LIBOR01M + 2.50%) 10/30/22 ●	1,692,066	1,694,936
Kronos Tranche B 1st Lien 5.736% (LIBOR03M + 3.00%) 11/1/23 ●	1,926,544	1,932,698
Lucid Energy Group II Borrower 1st Lien 5.477% (LIBOR01M + 3.00%) 2/18/25 ●	1,479,578	1,451,835
LUX HOLDCO III 1st Lien 5.579% (LIBOR02M + 3.00%) 3/28/25 ●	1,037,521	1,039,682
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 3/25/25 ●	2,576,794	2,579,095
Microchip Technology 1st Lien 4.49% (LIBOR01M + 2.00%) 5/29/25 ●	2,539,658	2,547,594
Momentive Performance Materials USA Tranche B 1st Lien 0.00% 4/18/24 ●^	640,000	642,600
NCI Building Systems Tranche B 1st Lien 6.547% (LIBOR03M + 3.75%) 4/12/25 ●	1,758,710	1,740,024
Neiman Marcus Group 1st Lien 5.724% (LIBOR01M + 3.25%) 10/25/20 ●	712,103	662,001
NFP Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 1/8/24 ●	2,789,331	2,757,661
ON Semiconductor Tranche B3 1st Lien 4.233% (LIBOR01M + 1.75%) 3/31/23 ●	2,402,810	2,396,428
Panda Stonewall Tranche B1 1st Lien 8.101% (LIBOR03M + 5.50%) 11/13/21 ●	1,102,492	1,080,442
Panther BF Aggregator 2 Tranche B 1st Lien 0.00% 4/30/26 ●^	205,000	205,892
Penn National Gaming Tranche B1 1st Lien 4.733% (LIBOR01M + 2.25%) 10/15/25 ●	2,493,750	2,498,580
Perstorp Holding Tranche B 1st Lien 0.00% 2/26/26 ●^	1,640,000	1,625,650
Plaskolite PPC Intermediate II 1st Lien 6.723% (LIBOR01M + 4.25%) 12/14/25 ●	1,169,070	1,173,454
PQ Tranche B 1st Lien 5.083% (LIBOR03M + 2.50%) 2/8/25 ●	2,433,011	2,435,184
Prestige Brands Tranche B5 1st Lien 4.483% (LIBOR01M + 2.00%) 1/26/24 ●	1,903,662	1,899,616
Radiate Holdco Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 2/1/24 ●	2,617,767	2,613,560
Refinitiv US Holdings Tranche B 1st Lien 6.233% (LIBOR01M + 3.75%) 10/1/25 ●	1,636,898	1,622,575
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.851% (LIBOR03M + 3.25%) 6/1/23 ●	2,732,545	2,729,471

	Principal amount°	Value (US $)
Loan Agreements (continued)
Sable International Finance Tranche B4 1st Lien 5.733% (LIBOR01M + 3.25%) 1/31/26 ●	319,253	$321,071
SBA Senior Finance II Tranche B 1st Lien 4.49% (LIBOR01M + 2.00%) 4/11/25 ●	1,109,613	1,104,585
Scientific Games International Tranche B5 1st Lien 5.233% (LIBOR01M + 2.75%) 8/14/24 ●	1,273,229	1,272,698
Sinclair Television Group Tranche B2 1st Lien 4.75% (LIBOR01M + 2.25%) 1/3/24 ●	2,138,906	2,141,569
Sprint Communications Tranche B 1st Lien
5.00% (LIBOR01M + 2.50%) 2/3/24 ●	2,132,841	2,074,188
5.50% (LIBOR01M + 3.00%) 2/3/24 =●	1,266,825	1,231,987
SS&C European Holdings Tranche B4 1st Lien 4.733% (LIBOR01M + 2.25%) 4/16/25 ●	1,017,781	1,020,235
SS&C Technologies Tranche B3 1st Lien 4.733% (LIBOR01M + 2.25%) 4/16/25 ●	1,423,813	1,427,246
Stars Group Holdings Tranche B 1st Lien 6.101% (LIBOR03M + 3.50%) 7/10/25 ●	3,062,606	3,080,975
Summit Materials Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 11/10/24 ●	2,532,938	2,533,728
Summit Midstream Partners Holdings Tranche B 1st Lien 8.483% (LIBOR01M + 6.00%) 5/21/22 ●	1,281,015	1,278,346
Surgery Center Holdings 1st Lien 5.74% (LIBOR01M + 3.25%) 8/31/24 ●	1,719,800	1,701,097
Syneos Health Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 8/1/24 ●	1,279,910	1,278,609
Tecta America 1st Lien 6.983% (LIBOR01M + 4.50%) 11/21/25 =●	1,411,463	1,397,348
Telenet Financing USD Tranche AN-DD 1st Lien 4.723% (LIBOR01M + 2.25%) 8/15/26 ●	2,530,000	2,525,889
Thor Industries Tranche B 1st Lien 6.313% (LIBOR01M + 3.75%) 2/1/26 ●	2,493,375	2,454,416
Titan Acquisition Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 3/28/25 ●	3,304,841	3,187,106
TMS International Tranche B2 1st Lien 5.249% (LIBOR01M + 2.75%) 8/14/24 =●	964,349	965,531
TransDigm Tranche F 1st Lien 4.983% (LIBOR01M + 2.50%) 6/9/23 ●	1,794,318	1,791,065
Trident TPI Holdings 1st Lien 5.733% (LIBOR01M + 3.25%) 10/5/24 ●	1,152,587	1,129,535
Tronox Finance Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%) 9/22/24 ●	1,179,142	1,183,775
Ultimate Software Group 1st Lien 0.00% 4/8/26 ●^	3,150,000	3,177,563
United Rentals North America Tranche B 1st Lien 4.233% (LIBOR01M + 1.75%) 10/31/25 ●	223,875	224,519

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Unitymedia Finance Tranche D 1st Lien 4.723% (LIBOR01M + 2.25%) 1/15/26 ●	1,025,000	$1,024,519
Unitymedia Finance Tranche E 1st Lien 4.473% (LIBOR01M + 2.00%) 6/1/23 ●	3,330,000	3,326,097
UPC Financing Partnership Tranche AR 1st Lien 4.973% (LIBOR01M + 2.50%) 1/15/26 ●	303,911	304,376
Upfield USA Tranche B2 1st Lien 5.603% (LIBOR03M + 3.00%) 7/2/25 ●	2,292,675	2,275,480
USI Tranche B 1st Lien 5.601% (LIBOR03M + 3.00%) 5/16/24 ●	3,507,188	3,484,392
USIC Holdings 1st Lien 5.733% (LIBOR01M + 3.25%) 12/9/23 ●	1,330,869	1,320,887
Vantage Specialty Chemicals Tranche B 1st Lien 6.129% (LIBOR03M + 3.50%) 10/28/24 ●	575,443	568,969
Virgin Media Bristol Tranche K 1st Lien 4.973% (LIBOR01M + 2.50%) 1/15/26 ●	1,520,000	1,525,344
Vistra Operations Tranche B3 1st Lien 4.474% (LIBOR01M + 2.00%) 12/1/25 ●	2,977,500	2,985,563
Visual Comfort Group 1st Lien 5.483% (LIBOR01M + 3.00%) 2/28/24 =●	2,461,912	2,454,231
VVC Holding Tranche B 1st Lien 7.197% (LIBOR03M + 4.50%) 2/11/26 ●	1,625,000	1,637,695
Wand NewCo 3 Tranche B 1st Lien 5.977% (LIBOR01M + 3.50%) 2/5/26 ●	1,000,000	1,008,438
Western Digital Tranche B4 1st Lien 4.233% (LIBOR01M + 1.75%) 4/29/23 ●	463,488	460,156
Wyndham Hotels & Resorts Tranche B 1st Lien 4.233% (LIBOR01M + 1.75%) 5/30/25 ●	1,999,950	2,000,308
Wynn Resorts Tranche B 1st Lien 4.76% (LIBOR01M + 2.25%) 10/30/24 ●	1,945,125	1,932,665
XPO Logistics Tranche B 1st Lien 4.483% (LIBOR01M + 2.00%) 2/24/25 ●	1,670,000	1,665,129
Zayo Group Tranche B2 1st Lien 4.733% (LIBOR01M + 2.25%) 1/19/24 ●	1,344,616	1,346,401
Zekelman Industries 1st Lien 4.734% (LIBOR01M + 2.25%) 6/14/21 ●	3,594,815	3,598,859

Total Loan Agreements (cost $220,734,889)		220,114,506

Municipal Bonds – 0.19%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	760,000	722,015
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	176,871

	Principal amount°	Value (US $)
Municipal Bonds (continued)
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	$876,695
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	3,358,482
Texas Water Development Board
(State Water Implementation Revenue) 5.00% 10/15/46	1,745,000	2,034,932

Total Municipal Bonds (cost $7,101,702)		7,168,995

Non-Agency Asset-Backed Securities – 2.60%
American Express Credit Account Master Trust
Series 2018-3 A 2.793% (LIBOR01M + 0.32%) 10/15/25 ●	2,720,000	2,714,027
Series 2018-9 A 2.853% (LIBOR01M + 0.38%) 4/15/26 ●	5,700,000	5,691,497
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.803% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	980,000	981,563
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 3.107% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	1,065,000	1,072,409
Series 2018-A2 A2 2.817% (LIBOR01M + 0.33%) 1/20/25 ●	3,390,000	3,386,270
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.241% 11/25/36 ●	5,800,000	5,938,093
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	2,617	2,441
Discover Card Execution Note Trust
Series 2017-A7 A7 2.833% (LIBOR01M + 0.36%) 4/15/25 ●	2,730,000	2,731,630
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	5,796,475
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	3,084,500	3,121,668
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	8,503,950	8,472,485
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.813% (LIBOR01M + 0.34%) 5/15/23 #●	2,325,000	2,326,957
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 3.107% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	2,200,000	2,204,640
Penarth Master Issuer
Series 2018-2A A1 144A 2.93% (LIBOR01M + 0.45%) 9/18/22 #●	6,670,000	6,639,838

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 2.727% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ♦ ●	2,374,953	$2,361,046
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,800,125	2,870,436
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	1,729,774	1,714,979
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	2,027,354	2,007,408
Series 2016-1 A1B 144A 2.75% 2/25/55 #●	1,147,356	1,138,623
Series 2016-2 A1 144A 3.00% 8/25/55 #●	1,206,220	1,200,605
Series 2016-3 A1 144A 2.25% 4/25/56 #●	1,523,065	1,500,391
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,240,661	1,223,831
Series 2017-2 A1 144A 2.75% 4/25/57 #●	654,204	646,386
Series 2017-4 M1 144A 3.25% 6/25/57 #●	2,705,000	2,568,593
Series 2018-1 A1 144A 3.00% 1/25/58 #●	1,034,222	1,024,759
Toyota Auto Receivables Owner Trust
Series 2019-B A2A 2.59% 2/15/22	6,960,000	6,959,925
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.323% (LIBOR01M + 0.85%) 12/15/20 #●	3,200,000	3,199,978
Series 2018-1A A1 144A 3.203% (LIBOR01M + 0.73%) 3/15/22 #●	5,810,000	5,752,266
Vantage Data Centers Issuer
Series 2018-1A A2 144A 4.072% 2/16/43 #	1,581,333	1,600,676
Verizon Owner Trust
Series 2018-1A A1B 144A 2.747% (LIBOR01M + 0.26%) 9/20/22 #●	100,000	100,043
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.973% (LIBOR01M + 0.50%) 11/15/22 #●	4,685,000	4,697,093
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,547,438	4,509,375

Total Non-Agency Asset-Backed Securities (cost $95,339,374)		96,156,406

Non-Agency Collateralized Mortgage Obligations – 2.39%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.816% 1/25/45 #●	2,329,874	2,358,565
Series 2015-1 B2 144A 3.816% 1/25/45 #●	1,317,397	1,330,291
Banc of America Mortgage Trust
Series 2004-K 2A1 4.459% 12/25/34 ●	481,475	482,006
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	38,026	34,513
Series 2005-6 7A1 5.50% 7/25/20	98,730	90,801

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 144A 4.00% 4/25/49 #●	1,455,000	$1,479,768
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 4.991% 7/20/34 ♦ ●	41,115	39,071
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	277,457	280,658
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.877% (LIBOR01M + 2.40%) 4/25/31 #●	3,105,000	3,169,625
Series 2019-R01 2M2 144A 4.927% (LIBOR01M + 2.45%) 7/25/31 #●	2,200,000	2,242,688
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,260,202	1,260,668
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	2,312,213	2,307,823
Series 2018-5 A7 144A 4.00% 9/25/48 #●	1,654,513	1,673,296
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	1,557,041	1,560,377
GSR Mortgage Loan Trust
Series 2004-9 4A1 4.173% 8/25/34 ●	281,386	277,030
Holmes Master Issuer
Series 2018-2A A2 144A 3.017% (LIBOR03M + 0.42%) 10/15/54 #●	2,685,000	2,682,761
JPMorgan Mortgage Trust
Series 2005-A8 1A1 4.317% 11/25/35 ●	157,543	146,511
Series 2006-S1 1A1 6.00% 4/25/36	1,804,703	1,913,373
Series 2007-A1 7A4 4.605% 7/25/35 ●	30,787	27,937
Series 2014-2 B1 144A 3.411% 6/25/29 #●	1,540,722	1,549,888
Series 2014-2 B2 144A 3.411% 6/25/29 #●	574,043	574,271
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,470,342
Series 2015-1 B2 144A 3.674% 12/25/44 #●	2,760,581	2,756,922
Series 2015-4 B1 144A 3.624% 6/25/45 #●	2,455,058	2,479,723
Series 2015-4 B2 144A 3.624% 6/25/45 #●	1,762,465	1,759,005
Series 2015-5 B2 144A 3.283% 5/25/45 #●	2,792,386	2,770,550
Series 2015-6 B1 144A 3.611% 10/25/45 #●	1,701,451	1,720,997
Series 2015-6 B2 144A 3.611% 10/25/45 #●	1,647,294	1,654,254
Series 2016-4 B1 144A 3.841% 10/25/46 #●	1,090,921	1,114,251
Series 2016-4 B2 144A 3.841% 10/25/46 #●	1,868,237	1,897,837
Series 2017-1 B2 144A 3.549% 1/25/47 #●	3,257,478	3,204,408
Series 2017-2 A3 144A 3.50% 5/25/47 #●	1,409,782	1,402,642
Series 2018-3 A5 144A 3.50% 9/25/48 #●	4,013,921	4,021,504
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	1,808,603	1,815,199
Series 2018-7FRB A2 144A 3.236% (LIBOR01M + 0.75%) 4/25/46 #●	1,995,152	1,991,749

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2018-9 A3 144A 4.00% 2/25/49 #●	2,259,709	$2,290,219
MASTR ARM Trust
Series 2004-10 2A2 4.172% 10/25/34 ●	23,677	21,847
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	1,594,374	1,607,315
Permanent Master Issuer
Series 2018-1A 1A1 144A 2.977% (LIBOR03M + 0.38%) 7/15/58 #●	2,000,000	1,996,436
Sequoia Mortgage Trust
Series 2013-4 B2 3.489% 4/25/43 ●	1,388,973	1,387,931
Series 2013-12 B3 144A 4.208% 12/25/43 #●	3,791,681	3,857,499
Series 2014-2 A4 144A 3.50% 7/25/44 #●	1,381,182	1,383,440
Series 2015-1 B2 144A 3.877% 1/25/45 #●	1,909,691	1,936,596
Series 2017-4 A1 144A 3.50% 7/25/47 #●	1,481,523	1,476,835
Series 2018-5 A4 144A 3.50% 5/25/48 #●	2,412,420	2,417,487
Series 2018-8 A4 144A 4.00% 11/25/48 #●	2,710,169	2,749,845
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.982% (LIBOR03M + 0.39%) 1/21/70 #●	4,800,000	4,780,411
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	117,260	118,296
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 4.048% 9/25/37 ●	757,830	768,923
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	38,294	4,529
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	1,635,501	1,697,076
Series 2006-2 3A1 5.75% 3/25/36	588,074	577,746
Series 2006-3 A11 5.50% 3/25/36	852,987	860,806
Series 2006-20 A1 5.50% 12/25/21	109,869	108,795
Series 2006-AR5 2A1 5.192% 4/25/36 ●	599,796	599,324
Series 2007-AR10 2A1 4.875% 1/25/38 ●	1,232,614	1,188,343

Total Non-Agency Collateralized Mortgage Obligations (cost $86,964,115)		88,371,003

Non-Agency Commercial Mortgage-Backed Securities – 7.09%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	30,000	30,676
BANK
Series 2017-BNK4 XA 1.598% 5/15/50 ●	18,882,897	1,524,973
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,617,429
Series 2017-BNK5 B 3.896% 6/15/60 ●	2,775,000	2,813,765
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	4,671,164

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2017-BNK8 A4 3.488% 11/15/50	2,372,000	$2,425,648
Series 2018-BN14 A4 4.231% 9/15/60	3,000,000	3,244,438
BBCMS Mortgage Trust
Series 2018-C2 A5 4.314% 12/15/51	6,930,000	7,502,725
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	7,815,000	8,089,218
Series 2018-B6 A4 4.261% 10/10/51	2,000,000	2,164,026
Series 2019-B9 A5 4.016% 3/15/52	11,845,000	12,571,390
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	3,680,000	3,763,532
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	10,725,000	11,139,800
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50	1,600,000	1,626,175
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,491,312
Series 2017-CD6 B 3.911% 11/13/50 ●	1,925,000	1,962,039
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.948% 12/15/47 #●	1,745,000	1,850,240
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	10,252,251
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,666,877
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,578,104
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,766,784
Series 2018-C5 A4 4.228% 6/10/51	3,750,000	4,034,001
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,220,000	4,235,169
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,592,093
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	3,008,444
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	10,668,608
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ♦	3,290,000	3,416,501
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,058,235
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,438,743
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.885% 11/10/46 #●	2,205,000	2,296,224
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	3,820,000	3,861,786
Series 2014-GRCE B 144A 3.52% 6/10/28 #	5,000,000	5,043,562
GS Mortgage Securities
Series 2018-GS10 C 4.56% 7/10/51 ●	1,935,000	2,005,821

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	2,765,000	$2,826,184
Series 2014-GC24 A5 3.931% 9/10/47	20,000	20,939
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,225,133
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,074,544
Series 2017-GS5 XA 0.964% 3/10/50 ●	57,500,659	3,101,350
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,419,328
Series 2018-GS9 A4 3.992% 3/10/51 ●	3,375,000	3,565,987
Series 2018-GS9 C 4.509% 3/10/51 ●	700,000	719,946
Series 2019-GC38 A4 3.968% 2/10/52	2,815,000	2,973,497
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	11,218,474
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	7,865,680
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.748% 8/12/37 ●	1,775,000	1,804,450
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,437,014
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	3,931,019
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,251,854
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	3,260,646
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	2,743,660	1,894,123
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,376,890
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,025,947
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,531,855
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	5,379,000	5,084,578
Series 2006-T21 B 144A 5.217% 10/12/52 #●	1,926,977	1,928,703
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,492,874
Series 2018-L1 A4 4.407% 10/15/51	1,910,000	2,086,682
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	4,145,330	4,211,732
Series 2018-C9 A4 4.117% 3/15/51 ●	4,100,000	4,351,116
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #●	670,000	679,792
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,460,068
Series 2015-C30 XA 1.063% 9/15/58 ●	29,055,745	1,316,388
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,339,499
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	5,609,860
Series 2016-BNK1 B 2.967% 8/15/49	380,000	364,944
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,208,685

Total Non-Agency Commercial Mortgage-Backed Securities (cost $264,561,871)		262,071,534

	Principal amount°		Value (US $)
Regional Bonds – 0.21%Δ
Argentina – 0.04%
Provincia de Cordoba 144A 7.125% 8/1/27 #		2,220,000	$1,520,700

			1,520,700

Australia – 0.17%
New South Wales Treasury 4.00% 5/20/26	AUD	2,363,900	1,891,794
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	2,839,000	2,087,577
144A 3.25% 7/21/28 #	AUD	2,933,000	2,233,985

			6,213,356

Total Regional Bonds (cost $8,512,910)			7,734,056

Sovereign Bonds – 2.32%Δ
Argentina – 0.07%
Argentine Republic Government International Bond 5.625% 1/26/22		3,410,000	2,673,440

			2,673,440

Bermuda – 0.06%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		2,200,000	2,213,750

			2,213,750

Brazil – 0.27%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/27	BRL	36,735,000	9,926,812

			9,926,812

Colombia – 0.34%
Colombia Government International Bond 4.00% 2/26/24		2,100,000	2,164,575
Colombian TES
7.00% 5/4/22	COP	2,071,300,000	671,281
7.00% 6/30/32	COP	31,725,000,000	9,840,564

			12,676,420

Dominican Republic – 0.10%
Dominican Republic International Bond 144A 6.00% 7/19/28 #		3,675,000	3,886,313

			3,886,313

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Egypt – 0.36%
Egypt Government International Bond
144A 6.125% 1/31/22 #		9,340,000	$9,462,401
144A 7.60% 3/1/29 #		1,430,000	1,444,443
144A 8.70% 3/1/49 #		2,410,000	2,492,048

			13,398,892

Ghana – 0.11%
Ghana Government International Bond 144A 7.875% 3/26/27 #		4,145,000	4,217,156

			4,217,156

Indonesia – 0.04%
Indonesia Government International Bond 2.95% 1/11/23		700,000	695,752
Indonesia Treasury Bond 8.375% 3/15/34	IDR	9,526,000,000	677,683

			1,373,435

Ivory Coast – 0.08%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		3,250,000	2,968,027

			2,968,027

Jordan – 0.02%
Jordan Government International Bond 144A 5.75% 1/31/27 #		710,000	694,621

			694,621

Mexico – 0.17%
Mexican Bonos 7.75% 5/29/31	MXN	92,900,000	4,716,803
Mexico Government International Bond
3.625% 3/15/22		700,000	714,357
4.60% 2/10/48		1,000,000	970,125

			6,401,285

Mongolia – 0.07%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		2,430,000	2,478,005

			2,478,005

Nigeria – 0.05%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		1,820,000	1,886,421

			1,886,421

Qatar – 0.05%
Qatar Government International Bond 144A 4.00% 3/14/29 #		1,705,000	1,778,397

			1,778,397

Republic of Korea – 0.03%
Export-Import Bank of Korea 4.00% 6/7/27	AUD	1,660,000	1,257,123

			1,257,123

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Russia – 0.08%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #		3,000,000	$3,023,775

			3,023,775

Senegal – 0.07%
Senegal Government International Bond 144A 6.75% 3/13/48 #		2,825,000	2,609,763

			2,609,763

South Africa – 0.04%
Republic of South Africa Government Bond 8.75% 1/31/44	ZAR	20,821,000	1,314,646

			1,314,646

Sri Lanka – 0.02%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		730,000	691,314

			691,314

Turkey – 0.09%
Turkey Government International Bond
5.75% 5/11/47		2,060,000	1,620,314
7.625% 4/26/29		1,600,000	1,560,115

			3,180,429

Ukraine – 0.08%
Ukraine Government International Bond 144A 7.75% 9/1/26 #		3,000,000	2,800,575

			2,800,575

Uruguay – 0.07%
Uruguay Government International Bond 4.375% 1/23/31		2,335,000	2,437,180

			2,437,180

Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #		1,800,000	1,826,168

			1,826,168

Total Sovereign Bonds (cost $86,510,011)			85,713,947

Supranational Banks – 0.40%
Asian Development Bank 3.50% 5/30/24	NZD	1,502,000	1,065,321
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		4,640,000	4,662,110
International Bank for Reconstruction & Development
3.00% 2/2/23	NZD	5,266,000	3,635,218
3.375% 1/25/22	NZD	1,980,000	1,372,303
4.625% 10/6/21	NZD	2,649,000	1,882,732

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°		Value (US $)
Supranational Banks (continued)
International Finance
3.625% 5/20/20	NZD	1,035,000	$704,168
3.75% 8/9/27	NZD	1,795,000	1,296,521

Total Supranational Banks (cost $14,878,534)			14,618,373

US Treasury Obligations – 12.69%
US Treasury Notes
2.125% 3/31/24		240,430,000	238,678,419
2.25% 3/31/21		6,540,000	6,536,935
2.25% 4/15/22		5,735,000	5,737,016
2.625% 2/15/29 ¥		216,145,000	218,403,542

Total US Treasury Obligations (cost $469,252,173)			469,355,912

	Number of shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0

Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.21%
A Schulman 6.00% exercise price $52.33 Y		4,795	4,878,913
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 *		59,543	3,045,624

Total Convertible Preferred Stock (cost $7,400,621)			7,924,537

Preferred Stock – 0.31%
Bank of America 6.50% µY		5,975,000	6,548,301
Morgan Stanley 5.55% µY		1,050,000	1,073,326
USB Realty 144A 3.744% (LIBOR03M + 1.147%) #y●		4,485,000	3,876,722

Total Preferred Stock (cost $11,128,000)			11,498,349

Short-Term Investments – 3.42%
Money Market Mutual Funds – 3.42%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)		25,308,735	25,308,735
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)		25,308,735	25,308,735
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)		25,308,735	25,308,735
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)		25,308,735	25,308,735

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	25,308,735	$25,308,735

Total Short-Term Investments (cost $126,543,675)		126,543,675

Total Value of Securities Before Securities Lending Collateral – 100.16%
(cost $3,674,625,610)		3,703,920,792

	Principal amount°
Security Lending Collateral – 0.80%**
Certificates of Deposit – 0.04%≠
Commonwealth Bank of Australia (London) 2.45% 5/1/19	629,000	629,000
Royal Bank of Canada (Toronto) 2.43% 5/1/19	736,000	736,000

		1,365,000

Discounted Commercial Paper – 0.09%≠
BASF SE
2.49% 5/15/19 ≥●	300,000	299,694
2.51% 5/15/19 ≥●	300,000	299,694
Coca-Cola
2.49% 5/1/19 ≥●	500,000	499,967
2.52% 7/9/19 ≥●	300,000	298,544
Novartis Finance 2.50% 5/21/19 ≥●	300,000	299,574
Pfizer
2.48% 7/23/19 ≥●	400,000	397,680
2.51% 5/6/19 ≥●	400,000	399,840
Sanofi 2.50% 6/28/19 ≥●	400,000	398,376
Siemens Capital 2.44% 5/6/19 ≥●	400,000	399,840

		3,293,209

Repurchase Agreements – 0.42%
Bank of Montreal
2.70%, dated 4/30/19, to be repurchased on 5/1/19, repurchase price $1,954,691 (collateralized by US government obligations 0.00%–3.625% 5/23/19–9/9/49; market value $1,993,640)	1,954,544	1,954,544
Bank of Nova Scotia
2.75%, dated 4/30/19, to be repurchased on 5/1/19, repurchase price $6,899,778 (collateralized by US government obligations 0.00%–2.875% 7/5/19–9/30/23; market value $7,037,780)	6,899,251	6,899,251

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Security Lending Collateral** (continued)
Repurchase Agreements (continued)
JP Morgan Securities
2.75%, dated 4/30/19, to be repurchased on 5/1/19, repurchase price $6,899,778 (collateralized by US government obligations 0.00%–2.625% 5/23/19–6/15/21; market value $7,037,240)	6,899,251	$6,899,251

		15,753,046

Short-Term Floating Rate Notes – 0.25%
Australia & New Zealand Banking Group 2.64% (LIBOR01M + 0.15%) 8/23/19 ≥●	641,000	641,135
Bank of Montreal (Chicago)
2.75% (LIBOR03M + 0.33%) 6/12/19 ●	391,000	391,142
2.95% (LIBOR03M + 0.21%) 11/1/19 ●	515,000	515,487
Bank of Nova Scotia (Houston) 2.81% (LIBOR03M + 0.13%) 5/17/19 ●	877,000	877,046
Commonwealth Bank of Australia
2.78% (LIBOR03M + 0.04%) 2/3/20 ≥●	300,000	300,022
2.79% (LIBOR03M + 0.05%) 8/2/19 ≥●	400,000	400,041
National Australia Bank
2.62% (LIBOR01M + 0.14%) 8/27/19 ≥●	703,000	703,118
2.74% (LIBOR03M + 0.10%) 5/21/19 ≥●	257,000	257,012
2.80% (LIBOR03M + 0.10%) 5/10/19 ≥●	900,000	900,017
Royal Bank of Canada (New York)
2.67% (LIBOR03M + 0.06%) 6/26/19 ●	295,000	295,033
2.68% (LIBOR03M + 0.24%) 8/29/19 ●	300,000	300,278
Toronto-Dominion Bank (New York) 2.57% (LIBOR01M + 0.10%) 10/9/19 ●	300,000	299,985
US Bank (Cincinnati) 2.75% 7/23/19 ●	600,000	600,215
Wells Fargo Bank
2.70% (LIBOR03M + 0.06%) 3/20/20 ●	598,000	598,001
2.83% (LIBOR01M + 0.33%) 5/31/19 ●	500,000	500,157
Westpac Banking (New York)
2.73% (LIBOR03M + 0.10%) 5/29/19 ●	1,061,000	1,061,061
2.73% (LIBOR03M + 0.10%) 9/19/19 ≥●	500,000	500,149

		9,139,899

Total Securities Lending Collateral (cost $29,549,688)		29,551,154

Total Value of Securities – 100.96% (cost $3,704,175,298)		$3,733,471,946∎

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $1,005,455,544, which represents 27.19% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

PIK. 100% of the income received was in the form of both cash and par.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

≥

Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At April 30, 2019, the aggregate value of these securities was $6,994,703, which represented 0.19% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

∎	Includes $28,136,041 of securities loaned.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Y	No contractual maturity date.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Stated rate in effect at April 30, 2019 through maturity date.

¥	Fully or partially pledged as collateral for futures contracts.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Schedule of investments

Delaware Diversified Income Fund

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2019:

				Unrealized
				Appreciation
Borrower	Principal Amount	Cost	Value	(Depreciation)
Heartland Dental Tranche DD 1st Lien 3.75% (LIBOR03M + 3.75%) 4/30/25	$50,652	$50,652	$49,966	$(686)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at April 30, 2019:1

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BA	AUD	(13,754,278)	USD	9,837,610	6/14/19	$130,735	$—
BA	CAD	(13,540,035)	USD	10,091,701	5/1/19	—	(15,324)
BA	JPY	(2,099,005,738)	USD	18,924,794	6/14/19	10,015	—
BA	NZD	(20,998,038)	USD	14,175,355	6/14/19	138,798	—
BNP	AUD	(9,510,935)	USD	6,804,408	6/14/19	92,209	—
CITI	COP	17,116,132,940	USD	(5,473,886)	6/14/19	—	(192,438)
HSBC	GBP	(3,558,861)	USD	4,669,723	6/14/19	17,495	—
TDB	JPY	2,857,954,877	USD	(25,850,440)	6/14/19	—	(96,539)

Total Foreign Currency Exchange Contracts						$389,252	$(304,301)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
1,614	US Treasury 5 yr Notes	$186,643,969	$185,580,360	6/28/19	$1,063,609	$—	$252,187
1,674	US Treasury 10 yr Notes	207,026,719	205,175,989	6/19/19	1,850,730	—	392,344
1,103	US Treasury Long Bonds	162,658,031	160,481,005	6/19/19	2,177,026	—	551,500
(30)	US Treasury Long Bonds	(4,424,063)	(4,364,552)	6/19/19	—	(59,511)	(15,000)

Total Futures Contracts			$546,872,802		$5,091,365	$(59,511)	$1,181,031

Swap Contracts

CDS Contracts2

Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[4]	Brokers
Over-The-Counter/ Protection Sold/ Moody’s Ratings:
MSCS-CMBX.NA.BBB.6[5] 5/11/63-Monthly	24,970,000	3.00%	$(2,720,254)	$(2,878,304)	$158,050	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in

Schedule of investments

Delaware Diversified Income Fund

value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(17,563).

5Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BA – Bank of America, N.A.

BB – Barclays Bank

BNP – BNP Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CITI – Citibank, N.A.

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

COP – Colombian Peso

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GE – General Electric

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – HSBC Bank USA, National Association

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

JPM – JPMorgan

JPY – Japanese Yen

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

Summary of abbreviations (continued):

LIBOR06M – ICE LIBOR USD 6 Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSCS – Morgan Stanley Capital Services LLC

MXN – Mexican Peso

NZD – New Zealand Dollar

PIK – Pay-in-kind

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

TDB – The Toronto-Dominion Bank

USD – US Dollar

WF – Wells Fargo

yr – Year

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Diversified Income Fund	April 30, 2019 (Unaudited)

Assets:
Investments, at value[1,2]	$3,703,920,792
Short-term investments held as collateral for loaned securities, at value[3]	29,551,154
Foreign currencies, at value[4]	25,817,358
Cash	2,471,948
Cash collateral due from brokers	3,260,000
Receivable for securities sold	76,737,091
Dividends and interest receivable	26,574,974
Receivable for fund shares sold	6,522,288
Variation margin due from broker on futures contracts	1,181,031
Unrealized appreciation on foreign currency exchange contracts	389,252
Unrealized appreciation on credit default swap contracts	158,050
Securities lending income receivable	33,402
Swap payments receivable	17,393
Other assets[5]	4,787,750

Total assets	$3,881,422,483

Liabilities:
Payable for securities purchased	123,861,857
Obligation to return securities lending collateral	29,517,573
Contingent liabilities[5]	15,959,167
Payable for fund shares redeemed	4,807,143
Distribution payable	3,365,579
Upfront payments received on credit default swap contracts	2,878,304
Other accrued expenses	952,781
Investment management fees payable to affiliates	759,378
Cash collateral due to brokers	560,000
Unrealized depreciation on foreign currency exchange contracts	304,301
Distribution fees payable to affiliates	428,995
Dividend disbursing and transfer agent fees and expenses payable to affiliates	30,316
Audit and tax fees payable	26,950
Trustees’ fees and expenses payable to affiliates	12,669
Accounting and administration expenses payable to affiliates	11,972
Legal fees payable to affiliates	4,327
Reports and statements to shareholders expenses payable to affiliates	4,084
Other liabilities	123,630

Total Liabilities	183,609,026

Total Net Assets	$3,697,813,457

Net Assets Consist of:
Paid-in capital	$3,891,533,723
Total distributable earnings (loss)	(193,720,266)

Total Net Assets	$3,697,813,457

Net Asset Value
Class A:
Net assets	$710,784,430
Shares of beneficial interest outstanding, unlimited authorization, no par	83,540,993
Net asset value per share	$8.51
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.91
Class C:
Net assets	$320,304,858
Shares of beneficial interest outstanding, unlimited authorization, no par	37,655,798
Net asset value per share	$8.51
Class R:
Net assets	$40,184,422
Shares of beneficial interest outstanding, unlimited authorization, no par	4,725,617
Net asset value per share	$8.50
Institutional Class:
Net assets	$2,605,533,900
Shares of beneficial interest outstanding, unlimited authorization, no par	306,025,947
Net asset value per share	$8.51
Class R6:
Net assets	$21,005,847
Shares of beneficial interest outstanding, unlimited authorization, no par	2,467,353
Net asset value per share	$8.51

[1]Investments, at cost	$3,674,625,610
[2]Including securities on loan	28,136,041
[3]Short-term investments held as collateral for loaned securities, at cost	29,549,688
[4]Foreign currencies, at cost	25,831,175
[5]See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Six months ended April 30, 2019 (Unaudited)

Investment Income:
Interest	$79,456,102
Dividends	802,319
Securities lending income	213,063
Foreign tax withheld	(3,549)

80,467,935

Expenses:
Management fees	8,892,369
Distribution expenses — Class A	873,024
Distribution expenses — Class C	1,734,000
Distribution expenses — Class R	105,071
Dividend disbursing and transfer agent fees and expenses	2,177,803
Accounting and administration expenses	370,133
Reports and statements to shareholders expenses	247,654
Trustees’ fees and expenses	116,989
Legal fees	110,329
Custodian fees	100,368
Registration fees	54,075
Audit and tax fees	30,289
Other	133,555

14,945,659
Less expenses waived	(3,470,773)
Less expenses paid indirectly	(79,002)

Total operating expenses	11,395,884

Net Investment Income	69,072,051

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$817,463
Foreign currencies	(9,003,441)
Foreign currency exchange contracts	(233,447)
Futures contracts	27,391,608
Options purchased	(620,566)
Swap contracts	2,176,539

Net realized gain	20,528,156

Net change in unrealized appreciation (depreciation) of:
Investments	120,305,262
Foreign currencies	(229,754)
Foreign currency exchange contracts	68,026
Futures contracts	8,735,401
Options purchased	222,791
Swap contracts	691,652

Net change in unrealized appreciation (depreciation)	129,793,378

Net Realized and Unrealized Gain	150,321,534

Net Increase in Net Assets Resulting from Operations	$219,393,585

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Diversified Income Fund

	Six months
	ended
	4/30/19	Year ended
	(Unaudited)	10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$69,072,051	$150,009,913
Net realized gain (loss)	20,528,156	(111,603,009)
Net change in unrealized appreciation (depreciation)	129,793,378	(152,954,895)

Net increase (decrease) in net assets resulting from operations	219,393,585	(114,547,991)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,984,457)	(24,585,994)
Class C	(5,147,758)	(12,214,368)
Class R	(727,867)	(1,521,983)
Institutional Class	(54,734,877)	(94,990,835)
Class R6	(389,936)	(464,958)

Return of capital:
Class A	—	(5,458,408)
Class C	—	(2,840,103)
Class R	—	(342,435)
Institutional Class	—	(21,430,473)
Class R6	—	(132,435)

	(73,984,895)	(163,981,992)

Capital Share Transactions:
Proceeds from shares sold:
Class A	90,686,439	201,342,698
Class C	15,588,013	21,874,952
Class R	4,575,773	8,919,772
Institutional Class	487,642,167	1,100,958,026
Class R6	6,176,069	7,165,239

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,462,892	28,521,458
Class C	4,850,177	14,060,026
Class R	724,562	1,822,187
Institutional Class	48,949,161	103,289,669
Class R6	335,959	561,639

	671,991,212	1,488,515,666

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(153,293,848)	$(337,080,457)
Class C	(95,224,944)	(242,365,548)
Class R	(12,743,165)	(22,902,621)
Institutional Class	(921,166,860)	(947,243,145)
Class R6	(4,084,845)	(1,852,091)

	(1,186,513,662)	(1,551,443,862)

Decrease in net assets derived from capital share transactions	(514,522,450)	(62,928,196)

Net Decrease in Net Assets	(369,113,760)	(341,458,179)

Net Assets:
Beginning of period	4,066,927,217	4,408,385,396

End of period	$3,697,813,457	$4,066,927,217

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $811,257 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1] (Unaudited)	Year ended
	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$8.19	$8.74	$8.81	$8.74	$9.09	$8.96

0.14	0.29	0.28	0.22	0.26	0.30
0.33	(0.53)	(0.03)	0.12	(0.27)	0.17

0.47	(0.24)	0.25	0.34	(0.01)	0.47

(0.15)	(0.25)	(0.32)	(0.26)	(0.29)	(0.34)
—	—	—	—	(0.03)	—
—	(0.06)	— [3]	(0.01)	(0.02)	—

(0.15)	(0.31)	(0.32)	(0.27)	(0.34)	(0.34)

$8.51	$8.19	$8.74	$8.81	$8.74	$9.09

5.83%	(2.77% )	2.89%	3.96%	(0.11% )	5.25%

$710,784	$734,630	$893,311	$1,259,472	$1,658,922	$2,048,203
0.70%	0.77%	0.89%	0.89%	0.91%	0.90%
0.88%	0.87%	0.89%	0.89%	0.91%	0.90%
3.47%	3.37%	3.24%	2.54%	2.95%	3.34%
3.29%	3.27%	3.24%	2.54%	2.95%	3.34%
75%	122%	125%	240%	218%	189%

Financial highlights

Delaware Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $563,918 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1] (Unaudited)	Year ended
	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$8.19	$8.74	$8.81	$8.74	$9.09	$8.96

0.11	0.22	0.22	0.16	0.20	0.23
0.33	(0.52)	(0.04)	0.11	(0.28)	0.18

0.44	(0.30)	0.18	0.27	(0.08)	0.41

(0.12)	(0.19)	(0.25)	(0.19)	(0.22)	(0.28)
—	—	—	—	(0.03)	—
—	(0.06)	— [3]	(0.01)	(0.02)	—

(0.12)	(0.25)	(0.25)	(0.20)	(0.27)	(0.28)

$8.51	$8.19	$8.74	$8.81	$8.74	$9.09

5.44%	(3.49% )	2.13%	3.19%	(0.85% )	4.59%

$320,305	$382,168	$620,954	$879,706	$1,007,163	$1,177,575
1.45%	1.52%	1.64%	1.64%	1.66%	1.65%
1.63%	1.62%	1.64%	1.64%	1.66%	1.65%
2.71%	2.62%	2.49%	1.79%	2.20%	2.59%
2.53%	2.52%	2.49%	1.79%	2.20%	2.59%
75%	122%	125%	240%	218%	189%

Financial highlights

Delaware Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $55,969 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1] (Unaudited)	Year ended
	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$8.19	$8.73	$8.81	$8.73	$9.09	$8.96

0.13	0.27	0.26	0.20	0.24	0.28
0.32	(0.52)	(0.04)	0.13	(0.28)	0.17

0.45	(0.25)	0.22	0.33	(0.04)	0.45

(0.14)	(0.23)	(0.30)	(0.24)	(0.27)	(0.32)
—	—	—	—	(0.03)	—
—	(0.06)	— [3]	(0.01)	(0.02)	—

(0.14)	(0.29)	(0.30)	(0.25)	(0.32)	(0.32)

$8.50	$8.19	$8.73	$8.81	$8.73	$9.09

5.58%	(2.90% )	2.52%	3.82%	(0.47% )	5.11%

$40,184	$46,060	$61,630	$77,484	$101,732	$116,840
0.95%	1.02%	1.14%	1.14%	1.16%	1.15%
1.13%	1.12%	1.14%	1.14%	1.16%	1.15%
3.22%	3.12%	2.99%	2.29%	2.70%	3.09%
3.04%	3.02%	2.99%	2.29%	2.70%	3.09%
75%	122%	125%	240%	218%	189%

Financial highlights

Delaware Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Oct. 31, 2017, return of capital distributions of $2,560,569 were made by the Fund’s Institutional Class, which calculated to a de minimis amount of $0.00 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1] (Unaudited)	Year ended
	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$8.20	$8.74	$8.82	$8.74	$9.10	$8.97

0.15	0.31	0.30	0.24	0.29	0.33
0.32	(0.52)	(0.04)	0.13	(0.29)	0.17

0.47	(0.21)	0.26	0.37	—	0.50

(0.16)	(0.27)	(0.34)	(0.28)	(0.31)	(0.37)
—	—	—	—	(0.03)	—
—	(0.06)	— [3]	(0.01)	(0.02)	—

(0.16)	(0.33)	(0.34)	(0.29)	(0.36)	(0.37)

$8.51	$8.20	$8.74	$8.82	$8.74	$9.10

5.83%	(2.41% )	3.03%	4.34%	0.03%	5.63%

$2,605,534	$2,886,234	$2,819,555	$2,672,906	$2,620,069	$2,394,335
0.45%	0.52%	0.64%	0.64%	0.66%	0.65%
0.63%	0.62%	0.64%	0.64%	0.66%	0.65%
3.72%	3.62%	3.49%	2.79%	3.20%	3.59%
3.54%	3.52%	3.49%	2.79%	3.20%	3.59%
75%	122%	125%	240%	218%	189%

Financial highlights

Delaware Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	For the year ended Oct. 31, 2017, return of capital distributions of $11,747 were made by the Fund’s Class R6 shares, which calculated to a de minimis amount of $0.00 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/19[1] (Unaudited)	Year ended		5/2/16[2] to
	10/31/18	10/31/17	10/31/16
$8.20	$8.74	$8.81	$8.75

0.16	0.31	0.31	0.12
0.32	(0.51)	(0.04)	0.08

0.48	(0.20)	0.27	0.20

(0.17)	(0.28)	(0.34)	(0.13)
—	(0.06)	— [4]	(0.01)

(0.17)	(0.34)	(0.34)	(0.14)

$8.51	$8.20	$8.74	$8.81

5.88%	(2.33% )	3.14%	2.50%

$21,006	$17,835	$12,935	$2
0.36%	0.44%	0.55%	0.55%
0.54%	0.54%	0.55%	0.55%
3.81%	3.70%	3.57%	2.75%
3.63%	3.60%	3.57%	2.75%
75%	122%	125%	240%[6]

Notes to financial statements
Delaware Diversified Income Fund	April 30, 2019 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Diversified Income Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016–Oct. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Fund held no investments in repurchase agreements.

Notes to financial statements

Delaware Diversified Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $77,730 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $1,272 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of the average daily net assets of the Fund; 0.50% on the next $500 million; 0.45% on the next 1.5 billion; and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.36% of the Fund’s Class R6 shares average daily net assets from Nov. 1, 2018 through April 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a

Notes to financial statements

Delaware Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2019, the Fund was charged $75,585 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, the Fund was charged $193,401 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2019, the Fund was charged $56,933 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2019, DDLP earned $12,149 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2019, DDLP received gross CDSC commissions of $226 and $8,181 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from April 1, 2018 through Feb. 28, 2020.

3. Investments

For the six months ended April 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$1,039,400,167
Purchases of US government securities	1,794,698,686
Sales other than US government securities	1,577,511,705
Sales of US government securities	1,827,986,580

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$3,711,089,490

Aggregate unrealized appreciation of investments and derivatives	$71,643,877
Aggregate unrealized depreciation of investments and derivatives	(43,986,566)

Net unrealized appreciation of investments and derivatives	$27,657,311

At Oct. 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
Short-term	Long-term	Total
$88,212,421	$121,271,243	$209,483,664

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities,

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$1,132,121,757	$—	$1,132,121,757
Corporate Debt	—	1,621,126,685	—	1,621,126,685
Municipal Bonds	—	7,168,995	—	7,168,995
Foreign Debt	—	108,066,376	—	108,066,376
Loan Agreements[1]	—	208,956,107	11,158,399	220,114,506
US Treasury Obligation	—	469,355,912	—	469,355,912
Common Stock	—	—	—	—
Convertible Preferred Stock	7,924,537	—	—	7,924,537
Preferred Stock[1]	7,621,627	3,876,722	—	11,498,349
Short-Term Investments	126,543,675	—	—	126,543,675
Securities Lending Collateral	—	29,551,154	—	29,551,154

Total Value of Securities	$142,089,839	$3,580,223,708	$11,158,399	$3,733,471,946

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	—	389,252	—	389,252
Futures Contracts	5,091,365	—	—	5,091,365
Swap Contracts	—	158,050	—	158,050
Liabilities:
Foreign Currency Exchange Contracts	—	(304,301)	—	(304,301)
Futures Contracts	(59,511)	—	—	(59,511)

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	94.93%	5.07%	100.00%
Preferred Stock	66.28%	33.72%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Delaware Diversified Income Fund

3. Investments (continued)

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	4/30/19	10/31/18
Shares sold:
Class A	10,883,902	23,776,387
Class C	1,870,140	2,563,993
Class R	550,502	1,047,520
Institutional Class	58,571,491	129,417,375
Class R6	739,773	847,626

Shares issued upon reinvestment of dividends and distributions:
Class A	1,494,729	3,362,209
Class C	585,141	1,654,896
Class R	87,131	214,729
Institutional Class	5,876,715	12,178,950
Class R6	40,281	66,316

	80,699,805	175,130,001

Shares redeemed:
Class A	(18,503,181)	(39,716,214)
Class C	(11,454,008)	(28,643,822)
Class R	(1,537,220)	(2,694,541)
Institutional Class	(110,461,734)	(112,025,868)
Class R6	(488,217)	(217,988)

	(142,444,360)	(183,298,433)

Net decrease	(61,744,555)	(8,168,432)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the six months ended April 30, 2019 and the year ended Oct. 31, 2018, the Fund had the following exchange transactions.

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 4/30/19	1,477,991	102,966	5,133	93,551	1,493,250	$12,991,546
Year ended 10/31/18	303,887	709,270	—	584,427	429,381	62,150,647

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of April 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At April 30, 2019, the Fund posted $7,411,645 in securities as margin for open futures contracts. Securities collateral are presented on the “Schedule of investments.”

During the six months ended April 30, 2019, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended April 30, 2019.

During the six months ended April 30, 2019, the Fund entered into option contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and to manage the Fund’s exposure changes in foreign currencies.

Swap Contracts — The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty. There were no interest rate swap contracts outstanding at April 30, 2019.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2019, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments,” at April 30, 2019, the notional value of the protection sold was $24,970,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2019, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain occurrence of a credit event. At April 30, 2019, net unrealized appreciation of the protection sold was $158,050.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended April 30, 2019, the Fund entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At April 30, 2019, for bilateral derivative contracts, the Fund posted $3,260,000 in cash collateral for certain open derivatives, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” The Fund received $560,000 in cash and $123,000 in securities as collateral. Cash is included as “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of April 30, 2019 were as follows:

		Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$389,252	$—	$—	$389,252
Variation margin due to broker on futures contracts*	—	5,091,365	—	5,091,365
Unrealized appreciation on credit default swap contracts	—	—	158,050	158,050

Total	$389,252	$5,091,365	$158,050	$5,638,667

Notes to financial statements

Delaware Diversified Income Fund

6. Derivatives (continued)

Fair values of derivative instruments as of April 30, 2019 were as follows (continued):

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(304,301)	$—	$(304,301)
Variation margin due to broker on futures contracts*	—	(59,511)	(59,511)

Total	$(304,301)	$(59,511)	$(363,812)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through April 30, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2019 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(233,447)	$—	$(520,418)	$—	$(753,865)
Interest rate contracts	—	28,748,501	—	—	28,748,501
Equity contracts	—	(1,356,893)	(100,148)	—	(1,457,041)
Credit contracts	—	—	—	2,176,539	2,176,539

Total	$(233,447)	$27,391,608	$(620,566)	$2,176,539	$28,714,134

The effect of derivative instruments on the “Statement of operations” for the six months ended April 30, 2019 was as follows:

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$68,026	$—	$222,791	$—	$290,817
Interest rate contracts	—	9,228,388	—	(10,092)	9,218,296
Equity contracts	—	(492,987)	—	—	(492,987)
Credit contracts	—	—	—	701,744	701,744

Total	$68,026	$8,735,401	$222,791	$691,652	$9,717,870

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2019:

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	80,050,008	USD	85,658,405
Futures contracts (average notional value)		701,326,850		18,314,058
Options contracts (average value)		207,904		—
CDS contracts (average notional value)*		3,286,382		31,480,772

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Diversified Income Fund

7. Offsetting (continued)

At April 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$279,548	$(15,324)	$264,224
BNP Paribas	92,209	—	92,209
Citigroup Global Markets	—	(192,438)	(192,438)
Hong Kong Shanghai Bank	17,495	—	17,495
Morgan Stanley Capital	158,050	—	158,050
Toronto Dominion Bank	—	(96,539)	(96,539)

Total	$547,302	$(304,301)	$243,001

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$264,224	$—	$(264,224)	$—	$—	$—
BNP Paribas	92,209	(92,209)	—	—	—	—
Citigroup Global Markets	(192,438)	—	—	—	160,000	(32,438)
Hong Kong Shanghai Bank	17,495	—	—	—	—	17,495
Morgan Stanley Capital	158,050	—	—	—	—	158,050
Toronto Dominion Bank	(96,539)	—	—	—	96,539	—

Total	$243,001	$(92,209)	$(264,224)	$—	$256,539	$143,107

Security Lending

Securities lending transactions are entered into by the Fund under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 9).

As of April 30, 2019, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
The Bank of New York Mellon	$28,136,041	$(28,136,041)	$—	$(28,136,041)	$—

Master Securities Forward Transaction Agreements

Master Securities Forward Transaction Agreements (MFA) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The MFA maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. As of April 30, 2019, the following table is a summary of the Fund’s TBA securities by counterparty which are subject to offsetting under MFA:

Counterparty	TBA at Value	Cash Collateral Received	Cash Collateral Pledged	Net Exposure(b)
Goldman Sachs	$35,851,038	$—	$—	$35,851,038

(a)The value of the related collateral exceeded the value of the net position, purchase agreements and securities lending transactions as of April 30, 2019.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate

Notes to financial statements

Delaware Diversified Income Fund

8. Securities Lending (continued)

accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of investments.” Securities purchased with cash collateral are valued at the market value. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 days	Total
Certificates of Deposit, Discounted Commercial Paper, Repurchase Agreements, and Short-Term Floating Rate Notes	$29,551,154	$—	$—	$—	$29,551,154

At April 30, 2019, the value of securities on loan was $28,136,041, for which the Fund received cash collateral of $29,517,573. At April 30, 2019, the value of invested collateral was $29,551,154.

Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value

Notes to financial statements

Delaware Diversified Income Fund

9. Credit and Market Risk (continued)

of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section (4)(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and (4)(a)(2) securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

Delaware Diversified Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust is seeking to recover such amounts arguing that the Fund is an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based upon available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $15,959,167 and an asset of $4,787,750 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Diversified Income Fund

Board consideration of sub-advisory agreement for Delaware Diversified Income Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Diversified Income Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. The Board considered the nature, extent, and quality of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the type of services to be provided by MIMAK in connection with DMC’s management of the Fund, and the qualifications and experience of MIMAK’s research team. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, extent, and quality of the research services expected to be provided by MIMAK to DMC. Based on its consideration and review of the foregoing factors, the Board concluded that the nature, extent, and quality of the research services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by MIMAK, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to access to MIMAK’s on-the-ground research expertise, perspective, and resources.

Sub-advisory fees. The Board considered that DMC would not pay MIMAK fees in connection with MIMAK’s services. The Board concluded that, in light of the quality and extent of the services to be provided and the nature of the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide investment recommendations and ideas, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware U.S. Growth Fund

April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware U.S. Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

Delaware U.S. Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19*
Actual Fund return†
Class A	$1,000.00	$1,109.50	1.13%	$5.91
Class C	1,000.00	1,105.30	1.88%	9.81
Class R	1,000.00	1,108.40	1.38%	7.21
Institutional Class	1,000.00	1,111.00	0.88%	4.61
Class R6	1,000.00	1,112.40	0.65%	3.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.19	1.13%	$5.66
Class C	1,000.00	1,015.47	1.88%	9.39
Class R	1,000.00	1,017.95	1.38%	6.90
Institutional Class	1,000.00	1,020.43	0.88%	4.41
Class R6	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10

equity holdings

Delaware U.S. Growth Fund	As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock²	99.26%
Communication Services	14.23%
Consumer Discretionary	16.08%
Consumer Staples	3.68%
Financials	10.22%
Healthcare	12.99%
Industrials	2.90%
Materials	3.04%
Real Estate	1.96%
Technology	34.16%
Short-Term Investments	1.06%
Total Value of Securities	100.32%
Liabilities Net of Receivables and Other Assets	(0.32%)
Total Net Assets	100.00%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Technology sector consisted of commercial services, diversified financial services, Internet, semiconductors, software, and telecommunications. As of April 30, 2019 such amounts, as a percentage of total net assets, were 4.11%, 7.76%, 1.71%, 3.56%, 14.22%, and 2.80%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Technology sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocation and top 10

equity holdings

Delaware U.S. Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	9.97%
Dollar Tree	5.67%
IQVIA Holdings	5.43%
KKR & Co. Class A	4.82%
Autodesk	4.25%
Hasbro	4.17%
PayPal Holdings	4.11%
Charter Communications Class A	4.04%
Mastercard Class A	3.98%
Visa Class A	3.78%

4

Schedule of investments

Delaware U.S. Growth Fund	April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.26%²
Communication Services – 14.23%
Alphabet Class A †	54,957	$65,891,245
Alphabet Class C †	9,298	11,050,487
Charter Communications Class A †	272,191	101,034,577
Liberty Global Class A †	574,547	15,518,515
Liberty Global Class C †	3,199,753	83,673,541
Take-Two Interactive Software †	808,612	78,297,900

		355,466,265

Consumer Discretionary – 16.08%
Dollar General	590,652	74,475,311
Dollar Tree †	1,272,151	141,564,963
Hasbro	1,023,136	104,216,633
TripAdvisor †	1,527,471	81,307,281

		401,564,188

Consumer Staples – 3.68%
Constellation Brands Class A	434,217	91,910,712

		91,910,712

Financials – 10.22%
Charles Schwab	1,670,296	76,466,151
CME Group	326,614	58,431,245
KKR & Co. Class A	4,924,356	120,400,504

		255,297,900

Healthcare – 12.99%
Biogen †	215,554	49,413,599
Illumina †	185,422	57,851,664
IQVIA Holdings †	976,921	135,694,327
UnitedHealth Group	350,311	81,646,985

		324,606,575

Industrials – 2.90%
United Technologies	507,441	72,366,161

		72,366,161

Materials – 3.04%
Ball	1,267,425	75,969,456

		75,969,456

Real Estate – 1.96%
Crown Castle International	388,947	48,921,754

		48,921,754

Technology – 34.16%
Alibaba Group Holding ADR †	229,892	42,661,058
Applied Materials	2,021,197	89,074,152
Arista Networks †	223,782	69,884,881

5

Schedule of investments

Delaware U.S. Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Technology (continued)
Autodesk †	596,096	$106,230,268
Mastercard Class A	390,808	99,359,026
Microsoft	1,907,075	249,063,995
PayPal Holdings †	909,804	102,598,597
Visa Class A	574,322	94,435,766

		853,307,743

Total Common Stock (cost $1,961,775,496)		2,479,410,754

Short-Term Investments – 1.06%
Money Market Mutual Funds – 1.06%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	5,291,564	5,291,564
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	5,291,564	5,291,564
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	5,291,564	5,291,564
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	5,291,564	5,291,564
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	5,291,564	5,291,564

Total Short-Term Investments (cost $26,457,820)		26,457,820

Total Value of Securities – 100.32% (cost $1,988,233,316)		$2,505,868,574

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

6

This page intentionally left blank.

Statement of assets and liabilities

Delaware U.S. Growth Fund	April 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$2,505,868,574
Cash	72,532
Receivable for fund shares sold	2,754,488
Dividends and interest receivable	826,381
Foreign tax reclaims receivable	319,313

Total assets	2,509,841,288

Liabilities:
Payable for securities purchased	6,035,874
Payable for fund shares redeemed	3,788,226
Investment management fees payable to affiliates	1,042,582
Dividend disbursing and transfer agent fees and expenses payable	704,765
Other accrued expenses	158,453
Distribution fees payable to affiliates	61,226
Dividend disbursing and transfer agent fees and expenses payable to affiliates	19,570
Audit and tax fees payable	17,900
Trustees’ fees and expenses payable to affiliates	7,878
Accounting and administration expenses payable to affiliates	7,845
Reports and statements to shareholders expenses payable to affiliates	2,760
Legal fees payable to affiliates	2,693

Total liabilities	11,849,772

Total Net Assets	$2,497,991,516

Net Assets Consist of:
Paid-in capital	$1,855,475,318
Total distributable earnings (loss)	642,516,198

Total Net Assets	$2,497,991,516

8

Net Asset Value
Class A:
Net assets	$117,916,771
Shares of beneficial interest outstanding, unlimited authorization, no par	5,471,011
Net asset value per share	$21.55
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$22.86

Class C:
Net assets	$40,859,074
Shares of beneficial interest outstanding, unlimited authorization, no par	2,313,207
Net asset value per share	$17.66

Class R:
Net assets	$9,978,904
Shares of beneficial interest outstanding, unlimited authorization, no par	490,720
Net asset value per share	$20.34

Institutional Class:
Net assets	$2,325,896,705
Shares of beneficial interest outstanding, unlimited authorization, no par	96,607,423
Net asset value per share	$24.08

Class R6:
Net assets	$3,340,062
Shares of beneficial interest outstanding, unlimited authorization, no par	138,159
Net asset value per share	$24.18

[1] Investments, at cost	$1,988,233,316

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware U.S. Growth Fund	Six months ended April 30, 2019 (Unaudited)

Investment Income:
Dividends	$10,017,834
Interest	388,034

10,405,868

Expenses:
Management fees	6,915,235
Distribution expenses – Class A	142,470
Distribution expenses – Class C	206,827
Distribution expenses – Class R	28,937
Dividend disbursing and transfer agent fees and expenses	3,029,077
Accounting and administration expenses	234,985
Reports and statements to shareholders expenses	179,618
Registration fees	112,575
Trustees’ fees and expenses	73,413
Legal fees	72,981
Custodian fees	40,403
Audit and tax fees	17,915
Other	45,728

11,100,164
Less expenses waived	(252,977)
Less expenses paid indirectly	(4,502)

Total operating expenses	10,842,685

Net Investment Loss	(436,817)

Net Realized and Unrealized Gain:
Net realized gain on investments	153,229,683
Net change in unrealized appreciation (depreciation) of investments	96,161,151

Net Realized and Unrealized Gain	249,390,834

Net Increase in Net Assets Resulting from Operations	$248,954,017

See accompanying notes, which are an integral part of the financial statements.

10

This page intentionally left blank.

Statements of changes in net assets

Delaware U.S. Growth Fund

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18

Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(436,817)	$(2,543,384)
Net realized gain	153,229,683	414,846,088
Net change in unrealized appreciation (depreciation)	96,161,151	(248,736,477)

Net increase in net assets resulting from operations	248,954,017	163,566,227

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(22,103,445)	(17,001,490)
Class C	(9,202,272)	(8,467,815)
Class R	(2,359,021)	(2,113,241)
Institutional Class	(378,745,021)	(308,800,151)
Class R6	(396,421)	(229,320)

	(412,806,180)	(336,612,017)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,226,424	19,710,424
Class C	2,188,896	3,681,004
Class R	791,243	2,915,624
Institutional Class	197,801,359	535,642,610
Class R6	917,168	837,382

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	21,757,061	16,748,732
Class C	9,094,712	8,314,280
Class R	2,359,015	2,111,675
Institutional Class	375,520,072	306,144,354
Class R6	396,421	229,319

	621,052,371	896,335,404

12

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Cost of shares redeemed:
Class A	$(25,705,288)	$(53,094,451)
Class C	(10,768,825)	(25,402,498)
Class R	(4,830,561)	(8,203,876)
Institutional Class	(603,236,195)	(962,904,147)
Class R6	(259,692)	(636,773)

	(644,800,561)	(1,050,241,745)

Decrease in net assets derived from capital share transactions	(23,748,190)	(153,906,341)

Net Decrease in Net Assets	(187,600,353)	(326,952,131)

Net Assets:
Beginning of period	$2,685,591,869	$3,012,544,000

End of period	$2,497,991,516	$2,685,591,869

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware U.S. Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$24.41	$26.37	$22.99	$26.84	$25.66	$21.97

(0.03)	(0.08)	(0.07)	(0.01)	0.07	0.06
1.62	1.29	5.10	(0.81)	1.87	3.63

1.59	1.21	5.03	(0.82)	1.94	3.69

—	—	—	(0.08)	(0.06)	—
(4.45)	(3.17)	(1.65)	(2.95)	(0.70)	—

(4.45)	(3.17)	(1.65)	(3.03)	(0.76)	—

$21.55	$24.41	$26.37	$22.99	$26.84	$25.66

10.95%	4.89%	23.66%	(3.48% )	7.63%	16.80%

$117,917	$122,621	$148,867	$200,191	$412,893	$351,388
1.13%	1.12%	1.06%	1.05%	1.05%	1.06%
1.15%	1.12%	1.06%	1.05%	1.05%	1.06%
(0.26% )	(0.31% )	(0.31% )	(0.06% )	0.26%	0.26%
(0.28% )	(0.31% )	(0.31% )	(0.06% )	0.26%	0.26%
19%	39%	43%	22%	40%	25%

15

Financial highlights

Delaware U.S. Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$20.97	$23.25	$20.60	$24.46	$23.56	$20.33

(0.09)	(0.23)	(0.22)	(0.17)	(0.12)	(0.11)
1.23	1.12	4.52	(0.74)	1.72	3.34

1.14	0.89	4.30	(0.91)	1.60	3.23

(4.45)	(3.17)	(1.65)	(2.95)	(0.70)	—

(4.45)	(3.17)	(1.65)	(2.95)	(0.70)	—

$17.66	$20.97	$23.25	$20.60	$24.46	$23.56

10.53%	4.08%	22.80%	(4.24% )	6.86%	15.89%

$40,859	$45,629	$64,233	$80,537	$106,775	$90,104
1.88%	1.87%	1.81%	1.80%	1.80%	1.81%
1.90%	1.87%	1.81%	1.80%	1.80%	1.81%
(1.01% )	(1.06% )	(1.06% )	(0.81% )	(0.49% )	(0.49%	)
(1.03% )	(1.06% )	(1.06% )	(0.81% )	(0.49% )	(0.49%	)
19%	39%	43%	22%	40%	25%

17

Financial highlights

Delaware U.S. Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	The amount is less than $0.005 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$23.34	$25.41	$22.26	$26.08	$24.96	$21.43

(0.05)	(0.13)	(0.13)	(0.07)	— [3]	—	[3]
1.50	1.23	4.93	(0.79)	1.82	3.53

1.45	1.10	4.80	(0.86)	1.82	3.53

—	—	—	(0.01)	—	—
(4.45)	(3.17)	(1.65)	(2.95)	(0.70)	—

(4.45)	(3.17)	(1.65)	(2.96)	(0.70)	—

$20.34	$23.34	$25.41	$22.26	$26.08	$24.96

10.84%	4.62%	23.39%	(3.72% )	7.36%	16.47%

$9,979	$12,904	$17,200	$21,358	$27,920	$27,053
1.38%	1.37%	1.31%	1.30%	1.30%	1.31%
1.40%	1.37%	1.31%	1.30%	1.30%	1.31%
(0.51% )	(0.56% )	(0.56% )	(0.31% )	0.01%	0.01%
(0.53% )	(0.56% )	(0.56% )	(0.31% )	0.01%	0.01%
19%	39%	43%	22%	40%	25%

19

Financial highlights

Delaware U.S. Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	The amount is less than $0.005 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
4/30/19[1]		Year ended
(Unaudited)		10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$26.66		$28.46	$24.66	$28.57	$27.26	$23.31

—	[3]	(0.01)	(0.02)	0.05	0.14	0.13
1.87		1.39	5.51	(0.87)	1.99	3.84

1.87		1.38	5.49	(0.82)	2.13	3.97

—		(0.01)	(0.04)	(0.14)	(0.12)	(0.02)
(4.45)		(3.17)	(1.65)	(2.95)	(0.70)	—

(4.45)		(3.18)	(1.69)	(3.09)	(0.82)	(0.02)

$24.08		$26.66	$28.46	$24.66	$28.57	$27.26

11.10%		5.15%	24.00%	(3.24% )	7.90%	17.04%

$2,325,897		$2,502,062	$2,780,191	$2,536,591	$3,253,926	$2,983,439
0.88%		0.87%	0.81%	0.80%	0.80%	0.81%
0.90%		0.87%	0.81%	0.80%	0.80%	0.81%
(0.01%	)	(0.06% )	(0.06% )	0.19%	0.51%	0.51%
(0.03%	)	(0.06% )	(0.06% )	0.19%	0.51%	0.51%
19%		39%	43%	22%	40%	25%

21

Financial highlights

Delaware U.S. Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Oct. 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended			5/2/16[2]
4/30/19[1]	Year ended		to
(Unaudited)	10/31/18	10/31/17	10/31/16
$26.72	$28.50	$24.68	$23.75

0.03	0.05	0.02	0.04
1.88	1.38	5.52	0.89

1.91	1.43	5.54	0.93

—	(0.04)	(0.07)	—
(4.45)	(3.17)	(1.65)	—

(4.45)	(3.21)	(1.72)	—

$24.18	$26.72	$28.50	$24.68

11.24%	5.36%	24.19%	3.92%

$3,340	$2,376	$2,053	$2
0.65%	0.65%	0.67%	0.66%
0.67%	0.65%	0.67%	0.66%
0.22%	0.16%	0.08%	0.34%
0.20%	0.16%	0.08%	0.34%
19%	39%	43%	22%	[5]

23

Notes to financial statements

Delaware U.S. Growth Fund	April 30, 2019 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and the related notes pertain to Delaware U.S. Growth Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

The investment objective of the Fund is to seek long-term capital appreciation by investing in equity securities of companies believed to have the potential for sustainable free cash flow growth.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreement are generally valued at par, which approximates fair value each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management

24

has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016-Oct. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute

25

Notes to financial statements

Delaware U.S. Growth Fund

1. Significant Accounting Policies (continued)

more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $4,076 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $426 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.84% of the Fund’s average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.62% of the Fund’s average daily net assets of Class R6 shares from Nov. 1, 2018 through April 30, 2019.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are

26

calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.” For the six months ended April 30, 2019, the Fund was charged $47,321 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, the Fund was charged $119,105 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2019, the Fund was charged $35,550 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2019, DDLP earned $10,937 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2019, DDLP received gross CDSC commissions of $10,650 and $348 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

27

Notes to financial statements

Delaware U.S. Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2020.

3. Investments

For the six months ended April 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$455,966,810
Sales	850,970,991

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,988,233,316

Aggregate unrealized appreciation of investments	$566,703,391
Aggregate unrealized depreciation of investments	(49,068,133)

Net unrealized appreciation of investments	$517,635,258

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities,

28

credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2019:

Level 1
Securities
Assets:
Common Stock	$2,479,410,754
Short-Term Investments	26,457,820

Total Value of Securities	$2,505,868,574

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended April 30, 2019, there were no Level 3 investments.

29

Notes to financial statements

Delaware U.S. Growth Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	4/30/19	10/31/18
Shares sold:
Class A	498,393	774,742
Class C	131,473	169,160
Class R	38,075	120,758
Institutional Class	8,429,713	19,386,545
Class R6	40,855	31,361

Shares issued upon reinvestment of dividends and distributions:
Class A	1,256,184	704,320
Class C	639,122	404,408
Class R	144,194	92,699
Institutional Class	19,426,801	11,815,683
Class R6	20,434	8,844

	30,625,244	33,508,520

Shares redeemed:
Class A	(1,306,269)	(2,100,752)
Class C	(633,013)	(1,160,789)
Class R	(244,416)	(337,554)
Institutional Class	(25,105,577)	(35,037,870)
Class R6	(12,041)	(23,328)

	(27,301,316)	(38,660,293)

Net increase (decrease)	3,323,928	(5,151,773)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended April 30, 2019 and the year ended Oct. 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional	R6
	Class A	Class C	Class	Class A	Class	Class
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 4/30/19	3,745	7,881	—	5,834	3,957	—	$208,755
Year ended 10/31/18	4,809	91,565	614	68,907	13,612	613	2,171,576

30

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of April 30, 2019 or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day, to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of

31

Notes to financial statements

Delaware U.S. Growth Fund

6. Securities Lending (continued)

supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2019, the Fund had no securities out on loan.

7. Credit and Market Risk

The Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale

32

pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2019, there were no Rule 144A securities held by the Fund. Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

33

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware U.S. Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

34

Alternative / specialty mutual fund

Delaware Global Real Estate Opportunities Fund

April 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Global Real Estate Opportunities Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of April 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2018 to April 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from November 1, 2018 to April 30, 2019 (Unaudited)

Delaware Global Real Estate Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/18	Ending Account Value 4/30/19	Annualized Expense Ratio	Expenses Paid During Period 11/1/18 to 4/30/19*

Actual Fund return†
Class A	$1,000.00	$1,085.10	1.40%	$7.24
Class C	1,000.00	1,079.50	2.15%	11.09
Class R	1,000.00	1,083.50	1.65%	8.52
Institutional Class	1,000.00	1,086.60	1.15%	5.95

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.85	1.40%	$7.00
Class C	1,000.00	1,014.13	2.15%	10.74
Class R	1,000.00	1,016.61	1.65%	8.25
Institutional Class	1,000.00	1,019.09	1.15%	5.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocations

Delaware Global Real Estate Opportunities Fund	As of April 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	98.70%
Australia	3.89%
Canada	3.74%
China/Hong Kong	8.81%
France	1.45%
Germany	3.66%
Ireland	0.34%
Japan	9.00%
Singapore	3.03%
Spain	1.40%
Sweden	0.56%
United Kingdom	4.42%
United States	58.40%
Short-Term Investments	0.54%
Total Value of Securities	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Diversified REITs	10.49%
Healthcare	4.44%
Healthcare REITs	5.76%
Hotel REITs	2.36%
Industrial REITs	10.59%
Information Technology REITs	2.21%
Mall REITs	2.27%
Manufactured Housing REITs	3.04%
Multifamily REITs	23.68%
Office REITs	11.95%
Office/Diversified REIT	0.34%
Office/Industrial REIT	0.74%
Real Estate Operating Companies/Developer	6.18%
Retail REITs	2.93%
Self-Storage REITs	1.54%
Shopping Center REITs	2.87%
Single Tenant REITs	4.20%
Specialty REITs	3.10%
Total	98.70%

3

Schedule of investments

Delaware Global Real Estate Opportunities Fund	April 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.70%Δ
Australia – 3.89%
Dexus	64,990	$572,684
Goodman Group	68,277	633,415
GPT Group-In Specie =†	1,377,200	0

		1,206,099

Canada – 3.74%
Granite Real Estate Investment Trust	10,000	455,251
Killam Apartment Real Estate Investment Trust	50,000	706,501

		1,161,752

China/Hong Kong – 8.81%
CK Asset Holdings	58,500	469,802
Hongkong Land Holdings	42,009	292,803
Link REIT	78,000	909,775
Sun Hung Kai Properties	41,500	716,283
Wharf Real Estate Investment	45,000	344,751

		2,733,414

France – 1.45%
Gecina	3,007	448,900

		448,900

Germany – 3.66%
Aroundtown	33,963	275,259
Deutsche Wohnen	13,395	602,005
LEG Immobilien	2,206	256,703

		1,133,967

Ireland – 0.34%
Green REIT	56,203	106,785

		106,785

Japan – 9.00%
Daiwa Office Investment	67	452,190
Japan Prime Realty Investment	38	151,930
Japan Rental Housing Investments	489	377,537
Kenedix Office Investment	91	608,791
Mitsui Fudosan	32,500	752,763
Sumitomo Realty & Development	12,100	447,338

		2,790,549

Singapore – 3.03%
CapitaLand	149,500	388,012
Mapletree Commercial Trust	389,701	552,991

		941,003

4

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain – 1.40%
Inmobiliaria Colonial Socimi	40,322	$433,935

		433,935

Sweden – 0.56%
Fabege	12,440	172,706

		172,706

United Kingdom – 4.42%
Assura	350,810	272,644
Grainger	137,987	453,436
Great Portland Estates	13,529	133,125
Tritax EuroBox 144A #	99,911	123,827
UNITE Group	31,602	388,189

		1,371,221

United States – 58.40%
American Tower	983	191,980
Americold Realty Trust	12,204	390,650
Apartment Investment & Management Class A	8,141	401,840
AvalonBay Communities	4,686	941,558
Boston Properties	5,787	796,407
Brookdale Senior Living †	222,994	1,378,103
Camden Property Trust	6,274	631,478
Columbia Property Trust	4,792	108,826
Cousins Properties	32,942	315,255
CubeSmart	7,194	229,560
Cushman & Wakefield †	23,035	452,407
Digital Realty Trust	1,819	214,114
Duke Realty	7,355	228,888
Equinix	612	278,276
Equity LifeStyle Properties	3,271	381,726
Equity Residential	13,204	1,009,050
Essex Property Trust	932	263,290
Extra Space Storage	2,403	249,167
HCP	15,437	459,714
Host Hotels & Resorts	8,568	164,848
Hudson Pacific Properties	11,816	411,906
Invitation Homes	15,500	385,330
Liberty Property Trust	6,517	323,504
Mack-Cali Realty	6,711	156,232
MGM Growth Properties Class A	9,919	319,987
National Retail Properties	7,385	388,599
Park Hotels & Resorts	7,724	247,786
Prologis	15,662	1,200,805
Regency Centers	8,542	573,766

5

Schedule of investments

Delaware Global Real Estate Opportunities Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Rexford Industrial Realty	16,010	$606,619
Simon Property Group	4,057	704,701
SITE Centers	23,831	315,522
STORE Capital	27,474	915,434
Sun Communities	4,554	560,506
UDR	19,264	865,917
Welltower	14,144	1,054,152

		18,117,903

Total Common Stock (cost $29,308,105)		30,618,234

Short-Term Investments – 0.54%
Money Market Mutual Funds – 0.54%
BlackRock FedFund - Institutional Shares (seven-day effective yield 2.33%)	33,852	33,852
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)	33,852	33,852
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.36%)	33,852	33,852
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.34%)	33,852	33,852
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.29%)	33,852	33,852

Total Short-Term Investments (cost $169,260)		169,260

Total Value of Securities – 99.24% (cost $29,477,365)		$30,787,494

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2019, the aggregate value of Rule 144A securities was $123,827, which represents 0.40% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 3 in “Security type / country and sector allocations.”

†	Non-income producing security.

6

The following foreign currency exchange contracts were outstanding at April 30, 20191:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(34,538)	USD	38,588	5/2/19	$—	$(157)
BNYM	JPY	9,730,214	USD	(87,159)	5/7/19	237	—

Total Foreign Currency Exchange Contracts						$237	$(157)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

BNYM – BNY Mellon

EUR – European Monetary Unit

GS – Goldman Sachs

JPY – Japanese Yen

REIT – Real Estate Investment Trust

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

7

Statement of assets and liabilities

Delaware Global Real Estate Opportunities Fund	April 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$30,787,494
Cash	44,129
Foreign currencies, at value[2]	7,066
Receivable for securities sold	306,995
Dividends and interest receivable	63,259
Foreign tax reclaims receivable	47,833
Receivable for fund shares sold	1,507
Unrealized appreciation of foreign currency exchange contracts	237

Total assets	31,258,520

Liabilities:
Payable for securities purchased	129,854
Payable for fund shares redeemed	28,845
Audit and tax fees payable	20,150
Custody fees payable	12,994
Reports and statements to shareholders expenses payable	11,783
Administration fees payable	11,585
Other accrued expenses	9,337
Investment management fees payable to affiliates	8,335
Distribution fees payable to affiliates	1,984
Accounting and administration expenses payable to affiliates	427
Dividend disbursing and transfer agent fees and expenses payable to affiliates	257
Unrealized depreciation of foreign currency exchange contracts	157
Trustees’ fees and expenses payable	118
Legal fees payable to affiliates	38
Reports and statements to shareholders expenses payable to affiliates	34

Total liabilities	235,898

Total Net Assets	$31,022,622

Net Assets Consist of:
Paid-in capital	$30,945,127
Total distributable earnings (loss)	77,495

Total Net Assets	$31,022,622

8

Net Asset Value
Class A:
Net assets	$3,716,105
Shares of beneficial interest outstanding, unlimited authorization, no par	475,945
Net asset value per share	$7.81
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.29

Class C:
Net assets	$1,403,141
Shares of beneficial interest outstanding, unlimited authorization, no par	179,846
Net asset value per share	$7.80

Class R:
Net assets	$57,391
Shares of beneficial interest outstanding, unlimited authorization, no par	7,353
Net asset value per share	$7.81

Institutional Class:
Net assets	$25,845,985
Shares of beneficial interest outstanding, unlimited authorization, no par	3,314,706
Net asset value per share	$7.80

[1] Investments, at cost	$29,477,365
[2] Foreign currencies, at cost	7,443

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations

Delaware Global Real Estate Opportunities Fund	Six months ended April 30, 2019 (Unaudited)

Investment Income:
Dividends	$645,998
Interest	9,131
Foreign tax withheld	(15,290)

639,839

Expenses:
Management fees	189,004
Distribution expenses – Class A	4,585
Distribution expenses – Class C	7,756
Distribution expenses – Class R	142
Registration fees	31,575
Accounting and administration expenses	23,663
Audit and tax fees	21,254
Reports and statements to shareholders expenses	18,003
Dividend disbursing and transfer agent fees and expenses	15,524
Custodian fees	10,473
Legal fees	3,638
Trustee’s fees and expenses	1,187
Other	9,712

336,516
Less expense waived	(103,916)
Less expenses paid indirectly	(89)

Total operating expenses	232,511

Net Investment Income	407,328

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,595,328
Foreign currencies	4,231
Foreign currency exchange contracts	(14,005)

Net realized gain	1,585,554

Net change in unrealized appreciation (depreciation) of:
Investments	1,220,855
Foreign currencies	(414)
Foreign currency exchange contracts	660

Net change in unrealized appreciation (depreciation)	1,221,101

Net Realized and Unrealized Gain	2,806,655

Net Increase in Net Assets Resulting from Operations	$3,213,983

See accompanying notes, which are an integral part of the financial statements.

10

This page intentionally left blank.

Statements of changes in net assets

Delaware Global Real Estate Opportunities Fund

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$407,328	$907,455
Net realized gain (loss)	1,585,554	(243,725)
Net change in unrealized appreciation (depreciation)	1,221,101	(252,953)

Net increase in net assets resulting from operations	3,213,983	410,777

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(48,499)	(130,965)
Class C	(14,077)	(33,648)
Class R	(673)	(2,355)
Institutional Class	(483,799)	(1,137,174)

	(547,048)	(1,304,142)

Capital Share Transactions:
Proceeds from shares sold:
Class A	330,866	1,441,213
Class C	61,418	203,347
Class R	7,933	30,695
Institutional Class	3,950,373	17,029,982

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	47,367	125,479
Class C	13,730	32,999
Class R	672	2,355
Institutional Class	451,392	1,005,015

	4,863,751	19,871,085

12

	Six months ended 4/30/19 (Unaudited)	Year ended 10/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(670,241)	$(4,402,778)
Class C	(449,064)	(1,002,489)
Class R	(28,754)	(94,030)
Institutional Class	(17,552,806)	(30,797,364)

	(18,700,865)	(36,296,661)

Decrease in net assets derived from capital share transactions	(13,837,114)	(16,425,576)

Net Decrease in Net Assets	(11,170,179)	(17,318,941)

Net Assets:
Beginning of period	$42,192,801	$59,511,742

End of period	$31,022,622	$42,192,801

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights

Delaware Global Real Estate Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$7.29	$7.44	$7.31	$7.22	$7.20	$6.65

0.07	0.12	0.09	0.07	0.08	0.12
0.55	(0.09)	0.24	0.09	0.07	0.64

0.62	0.03	0.33	0.16	0.15	0.76

(0.10)	(0.18)	(0.20)	(0.07)	(0.13)	(0.21)

(0.10)	(0.18)	(0.20)	(0.07)	(0.13)	(0.21)

$7.81	$7.29	$7.44	$7.31	$7.22	$7.20

8.51%	0.33%	4.69%	2.20%	2.16%	11.80%

$3,716	$3,759	$6,654	$28,247	$8,481	$6,571
1.40%	1.40%	1.40%	1.40%	1.41%	1.40%

1.95%	1.80%	1.71%	1.72%	1.73%	1.78%
1.95%	1.62%	1.28%	0.98%	1.07%	1.72%

1.40%	1.22%	0.97%	0.66%	0.75%	1.34%
64%	187%	217%	193%	116%	107%

15

Financial highlights

Delaware Global Real Estate Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$7.29	$7.43	$7.28	$7.21	$7.19	$6.64

0.04	0.07	0.04	0.02	0.02	0.07
0.54	(0.09)	0.25	0.07	0.08	0.63

0.58	(0.02)	0.29	0.09	0.10	0.70

(0.07)	(0.12)	(0.14)	(0.02)	(0.08)	(0.15)

(0.07)	(0.12)	(0.14)	(0.02)	(0.08)	(0.15)

$7.80	$7.29	$7.43	$7.28	$7.21	$7.19

7.95%	(0.34% )	4.05%	1.24%	1.41%	11.06%

$1,403	$1,664	$2,469	$2,838	$2,850	$2,119
2.15%	2.15%	2.15%	2.15%	2.16%	2.15%

2.70%	2.55%	2.46%	2.47%	2.48%	2.53%
1.20%	0.87%	0.53%	0.23%	0.32%	0.97%

0.65%	0.47%	0.22%	(0.09% )	0.00%	0.59%
64%	187%	217%	193%	116%	107%

17

Financial highlights

Delaware Global Real Estate Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$7.29	$7.43	$7.30	$7.22	$7.19	$6.64

0.06	0.10	0.08	0.05	0.06	0.10
0.55	(0.08)	0.23	0.08	0.09	0.64

0.61	0.02	0.31	0.13	0.15	0.74

(0.09)	(0.16)	(0.18)	(0.05)	(0.12)	(0.19)

(0.09)	(0.16)	(0.18)	(0.05)	(0.12)	(0.19)

$7.81	$7.29	$7.43	$7.30	$7.22	$7.19

8.35%	0.17%	4.42%	1.84%	2.03%	11.48%

$58	$74	$138	$201	$286	$121
1.65%	1.65%	1.65%	1.65%	1.66%	1.65%

2.20%	2.05%	1.96%	1.97%	1.98%	2.03%
1.70%	1.37%	1.03%	0.73%	0.82%	1.47%

1.15%	0.97%	0.72%	0.41%	0.50%	1.09%
64%	187%	217%	193%	116%	107%

19

Financial highlights

Delaware Global Real Estate Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 4/30/19[1]	Year ended
(Unaudited)	10/31/18	10/31/17	10/31/16	10/31/15	10/31/14
$7.28	$7.44	$7.30	$7.22	$7.19	$6.65

0.08	0.14	0.11	0.09	0.10	0.13
0.55	(0.10)	0.25	0.08	0.08	0.63

0.63	0.04	0.36	0.17	0.18	0.76

(0.11)	(0.20)	(0.22)	(0.09)	(0.15)	(0.22)

(0.11)	(0.20)	(0.22)	(0.09)	(0.15)	(0.22)

$7.80	$7.28	$7.44	$7.30	$7.22	$7.19

8.66%	0.48%	5.11%	2.32%	2.55%	11.93%

$25,846	$36,696	$50,251	$35,419	$26,182	$44,999
1.15%	1.15%	1.15%	1.15%	1.16%	1.15%

1.70%	1.55%	1.46%	1.47%	1.48%	1.53%
2.20%	1.87%	1.53%	1.23%	1.32%	1.97%

1.65%	1.47%	1.22%	0.91%	1.00%	1.59%
64%	187%	217%	193%	116%	107%

21

Notes to financial statements

Delaware Global Real Estate Opportunities Fund	April 30, 2019 (Unaudited)

Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Diversified Income Fund, Delaware Global Real Estate Opportunities Fund, and Delaware U.S. Growth Fund. These financial statements and related notes pertain to Delaware Global Real Estate Opportunities Fund (Fund). The Fund is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return through a combination of current income and capital appreciation.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices

22

based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended April 30, 2019 and for all open tax years (years ended Oct. 31, 2016–Oct. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended April 30, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2019, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

23

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $34 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended April 30, 2019, the Fund earned $55 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.99% on

24

the first $100 million of average daily net assets of the Fund, 0.90% on the next $150 million, and 0.80% on average daily net assets in excess of $250 million.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 1.15% of the Fund’s average daily net assets from Nov. 1, 2018 through April 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply to expenses paid directly to the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended April 30, 2019, the Fund was charged $2,711 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2019, the Fund was charged $1,912 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

25

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2019, the Fund was charged $3,439 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2019, DDLP earned $453 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2019, DDLP received gross CDSC commissions of $236 and $251 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/ dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The aggregate contractual waiver period covering this report is from Feb. 28, 2018 through Feb. 28, 2020.

3. Investments

For the six months ended April 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$24,148,167
Sales	37,902,642

At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$29,477,365

Aggregate unrealized appreciation of investments and derivatives	$1,900,749
Aggregate unrealized depreciation of investments and derivatives	(590,620)

Net unrealized appreciation of investments and derivatives	$1,310,129

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

26

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Australia	$1,206,099	$—	$1,206,099
Canada	1,161,752	—	1,161,752
China/Hong Kong	2,733,414	—	2,733,414
France	448,900	—	448,900
Germany	1,133,967	—	1,133,967
Ireland	106,785	—	106,785
Japan	—	2,790,549	2,790,549
Singapore	941,003	—	941,003
Spain	433,935	—	433,935
Sweden	172,706	—	172,706
United Kingdom	1,371,221	—	1,371,221
United States	18,117,903	—	18,117,903
Short-Term Investments	169,260	—	169,260

Total Value of Securities	$27,996,945	$2,790,549	$30,787,494

Derivatives:*
Assets:
Foreign Currency Exchange Contracts	$—	$237	$237
Liabilities:
Foreign Currency Exchange Contracts	$—	$(157)	$(157)

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended April 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing

28

exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/19	Year ended 10/31/18
Shares sold:
Class A	44,001	191,366
Class C	8,153	27,240
Class R	1,064	4,151
Institutional Class	523,637	2,272,981

Shares issued upon reinvestment of dividends and distributions:
Class A	6,192	16,800
Class C	1,799	4,408
Class R	88	315
Institutional Class	59,134	134,486

	644,068	2,651,747

Shares redeemed:
Class A	(89,735)	(586,819)
Class C	(58,532)	(135,496)
Class R	(3,923)	(12,834)
Institutional Class	(2,306,049)	(4,128,059)

	(2,458,239)	(4,863,208)

Net decrease	(1,814,171)	(2,211,461)

29

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended April 30, 2019 and year ended Oct. 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A	Class C	Class A	Institutional
	Shares	Shares	Shares	Shares	Value
Six months ended 4/30/19	7,400	—	—	7,403	$54,702
Year ended 10/31/18	—	1,011		1,008	7,599

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participant entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amount outstanding as of April 30, 2019, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When

30

the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended April 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities the Fund already owns that are denominated in foreign currencies.

During the six months ended April 30, 2019, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Derivatives generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2019:

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD 67,042	USD 103,313

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

31

Notes to financial statements

Delaware Global Real Estate Opportunities Fund

7. Securities Lending (continued)

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended April 30, 2019, the Fund had no securities out on loan.

8. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value

32

of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund is a nondiversified fund that concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A security has been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

33

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Global Real Estate Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

34

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® ADVISER FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2019